UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22061

Name of Fund:	BlackRock Funds II

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:	Donald C. Burke, Chief Executive Officer, BlackRock Funds II, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2007

Date of reporting period: 11/01/2006 – 10/31/2007

Item 1 –	Report to Stockholders

EQUITIES    FIXED INCOME    REAL ESTATE    LIQUIDITY    ALTERNATIVES    BLACKROCK SOLUTIONS

BlackRock Lifecycle Prepared Portfolios ANNUAL REPORT | OCTOBER 31, 2007

Prepared Portfolio 2010

Prepared Portfolio 2015

Prepared Portfolio 2020

Prepared Portfolio 2025

Prepared Portfolio 2030

Prepared Portfolio 2035

Prepared Portfolio 2040

Prepared Portfolio 2045

Prepared Portfolio 2050

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

Table of Contents

A Letter to Shareholders	1
Annual Report:
Portfolio Summaries
Prepared Portfolio 2010	2-3
Prepared Portfolio 2015	4-5
Prepared Portfolio 2020	6-7
Prepared Portfolio 2025	8-9
Prepared Portfolio 2030	10-11
Prepared Portfolio 2035	12-13
Prepared Portfolio 2040	14-15
Prepared Portfolio 2045	16-17
Prepared Portfolio 2050	18-19
About Portfolios’ Performance	20
Disclosure of Expenses	21
Financial Statements
Schedules of Investments	22-26
Statements of Assets and Liabilities	27
Statements of Operations	28-29
Statements of Changes in Net Assets	30-31
Financial Highlights	32-34
Notes to Financial Statements	35-39
Report of Independent Registered Public Accounting Firm	40
Fund Management	41-44
Additional Information	45-47

A Letter to Shareholders

Dear Shareholder

The October reporting period was fairly tumultuous for financial markets, but culminated in positive performance for most major benchmarks:

Total Returns as of October 31, 2007	6-month	12-month
U.S. equities (S&P 500® Index)	+5.49%	+14.56%
Small cap U.S. equities (Russell 2000® Index)	+2.25%	+9.27%
International equities (MSCI Europe, Australasia, Far East Index)	+8.19%	+24.91%
Fixed income (Lehman Brothers U.S. Aggregate Index)	+2.68%	+5.38%
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	+1.30%	+2.91%
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)	-0.07%	+6.89%

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Subprime mortgage woes dominated headlines for much of 2007, but intensified in the summer and fall, spawning a widespread liquidity and credit crisis with ramifications across global markets. The U.S. Federal Reserve Board (“Fed”) and other countries’ central banks stepped in to inject liquidity into the markets and bolster investor confidence. The Fed cut the federal funds rate by 0.50% in September and another 0.25% on the final day of the reporting period, bringing its target rate to 4.50%. In taking action, the central bankers, who had long deemed themselves inflation fighters, were seeking to stem the fallout from the credit crunch and forestall a wider economic unraveling. By period-end, the Fed had cited the risks between slower economic growth and faster inflation as equally balanced.

Amid the volatility throughout the past year, equity markets have displayed surprising resilience. Most recently, the credit turmoil dampened corporate merger-and-acquisition (“M&A”) activity, a key source of strength for equity markets. Still, market fundamentals have held firm, dividend payouts and share buybacks have continued to grow, and valuations remain attractive. These tailwinds generally have prevailed over the headwinds created by the slowing U.S. economy, troubled housing market and, recently, a more difficult corporate earnings backdrop. International markets fared even better than U.S. equities, benefiting from robust M&A activity and generally stronger economies.

In fixed income markets, mixed economic signals and the credit woes resulted in a flight to quality. At the height of the uncertainty, investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 4.48% by period-end, while prices correspondingly rose. The tax-exempt bond market has been challenged by a combination of record-setting supply year-to-date, economic uncertainty and concerns around the credit worthiness of bond insurers. This has brought municipal bond prices to relatively attractive levels and, as such, demand generally has remained firm.

As you navigate market volatility, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more market insight and commentary from BlackRock investment professionals, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Robert C. Doll, Jr.
Vice Chairman, BlackRock, Inc.

THIS PAGE NOT PART OF YOUR FUND REPORT

1

Portfolio Summary	Prepared Portfolio 2010

Management Commentary

How did the Portfolio perform?

•	All share classes of the Portfolio outperformed the S&P 500® Index and also outperformed its blended benchmark for the period from inception (April 20, 2007) through October 31, 2007.

What factors influenced performance?

•

Although the U.S. equity market ended the period solidly in positive territory, weakening economic growth (fueled by the declining housing market) and moderating corporate profits sparked heightened levels of market volatility.

•

In the third quarter of 2007, the Chicago Board Options Exchange Volatility Index (VIX) reached its highest levels in almost four-and-a-half years, as turmoil in the subprime mortgage market, tightening credit conditions and reduced liquidity negatively impacted the outlook for the broader economy. In response, the Fed cut the federal funds rate by 0.50% in September and another 0.25% in October in an attempt to limit further economic unraveling and deterioration in the financial markets. In fixed income markets, the heightened volatility prompted a flight to quality that led investors to divert assets into Treasury issues.

•

International markets also struggled amid the credit crisis, but managed to post strong gains. Markets were bolstered over the past year by generally strong economic data, healthy corporate profits and a record-setting pace of M&A activity. These positive factors were offset by a slowing economy and weakening housing market in the U.S., which investors feared could reduce demand for foreign goods and commodities.

•	The Portfolio’s performance was positively impacted by stock selection, as the combination of underlying managers in the portfolio outperformed the blended benchmark.

•

Our tilt toward emerging markets, which outperformed developed markets during the period, and energy, which continued to post significant gains amid a favorable supply/demand backdrop, also contributed to fund results.

Describe Portfolio activity since inception.

•

The Portfolio is a fund of funds that invests in a hand-selected group of BlackRock mutual funds representing various investment strategies. The Portfolio’s target allocations to its underlying managers have remained constant since inception at 47% fixed income, 42.4% U.S. equities and 10.6% international equities.

Describe Portfolio positioning at period-end.

•	The Portfolio’s asset mix at period-end was consistent with the blended benchmark.

•	The Portfolio maintained its biases toward emerging markets and energy. We believe emerging market economies will continue to grow briskly while the large western economies slow.

•

Within the fixed income portion of the Portfolio, duration remains below that of the benchmark, and we continue to focus on increasing exposure to higher-quality assets. We maintain a modest weighting in high yield, favoring Europe over the U.S.

Total Return Based on a $10,000 Investment

2	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio Summary (concluded)	Prepared Portfolio 2010

Performance Summary for the Period Ended October 31, 2007

Total Return From Inception
	w/o sales charge	w/ sales charge
Institutional	+9.40%	—
Investor A	+9.20%	+3.51%
Class R	+9.00%	—
S&P 500® Index	+5.37%	—
Lehman Brothers U.S. Aggregate Index (47.0%)/Russell 3000® Index (42.4%)/MSCI EAFE Index (10.6%)	+4.39%	—

The performance information above and on the previous page includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio. The inception date of the Portfolio was 4/20/07. See “About Portfolios’ Performance” on page 20 for further information on how performance data was calculated, including important information on the line graph on the previous page.

Past performance is not predictive of future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of shares.

Expense Example

	Actual			Hypothetical
	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period
Institutional	$1,000.00	$1,095.10	$0.37	$1,000.00	$1,024.64	$0.36
Investor A	$1,000.00	$1,093.10	$3.17	$1,000.00	$1,021.94	$3.06
Class R	$1,000.00	$1,091.10	$4.22	$1,000.00	$1,020.92	$4.08

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.07%, 0.60% and 0.80% for the Institutional, Investor A, and R share classes, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

See “Disclosure of Expenses” on page 21 for further information on how expenses were calculated.

Portfolio Profile as of October 31, 2007

Portfolio Allocation (% of affiliated investment companies)
Equity Funds	53.8%
Fixed Income Funds	46.2

Portfolio Holdings (% of affiliated investment companies)
BlackRock Total Return Fund	32.3%
BlackRock Global Dynamic Equity Fund	12.6
Master Large Cap Core Portfolio	11.0
BlackRock Capital Appreciation Portfolio	8.0
Master Basic Value Trust	8.0
BlackRock International Bond Portfolio	7.0
BlackRock Small Cap Core Equity Portfolio	5.1
BlackRock Inflation Protected Bond Portfolio	4.6
BlackRock EuroFund	3.7
BlackRock Pacific Fund, Inc.	3.7
BlackRock High Yield Bond Portfolio	2.3
BlackRock Latin American Fund, Inc.	1.5
BlackRock All-Cap Global Resources Portfolio	0.2

Although the allocation and holdings listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

ANNUAL REPORT	OCTOBER 31, 2007	3

Portfolio Summary	Prepared Portfolio 2015

Management Commentary

How did the Portfolio perform?

•	All share classes of the Portfolio outperformed the S&P 500® Index and also outperformed its blended benchmark for the period from inception (April 20, 2007) through October 31, 2007.

What factors influenced performance?

•

Although the U.S. equity market ended the period solidly in positive territory, weakening economic growth (fueled by the declining housing market) and moderating corporate profits sparked heightened levels of market volatility.

•

In the third quarter of 2007, the Chicago Board Options Exchange Volatility Index (VIX) reached its highest levels in almost four-and-a-half years, as turmoil in the subprime mortgage market, tightening credit conditions and reduced liquidity negatively impacted the outlook for the broader economy. In response, the Fed cut the federal funds rate by 0.50% in September and another 0.25% in October in an attempt to limit further economic unraveling and deterioration in the financial markets. In fixed income markets, the heightened volatility prompted a flight to quality that led investors to divert assets into Treasury issues.

•

International markets also struggled amid the credit crisis, but managed to post strong gains. Markets were bolstered over the past year by generally strong economic data, healthy corporate profits and a record-setting pace of M&A activity. These positive factors were offset by a slowing economy and weakening housing market in the U.S., which investors feared could reduce demand for foreign goods and commodities.

•	The Portfolio’s performance was positively impacted by stock selection, as the combination of underlying managers in the portfolio outperformed the blended benchmark.

•

Our tilt toward emerging markets, which outperformed developed markets during the period, and energy, which continued to post significant gains amid a favorable supply/demand backdrop, also contributed to fund results.

Describe Portfolio activity since inception.

•

The Portfolio is a fund of funds that invests in a hand-selected group of BlackRock mutual funds representing various investment strategies. The Portfolio’s target allocations to its underlying managers have remained constant since inception at 42% fixed income, 46.4% U.S. equities and 11.6% international equities.

Describe Portfolio positioning at period-end.

•	The Portfolio’s asset mix at period-end was consistent with the blended benchmark.

•	The Portfolio maintained its biases toward emerging markets and energy. We believe emerging market economies will continue to grow briskly while the large western economies slow.

•

Within the fixed income portion of the Portfolio, duration remains below that of the benchmark, and we continue to focus on increasing exposure to higher-quality assets. We maintain a modest weighting in high yield, favoring Europe over the U.S.

Total Return Based on a $10,000 Investment

4	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio Summary (concluded)	Prepared Portfolio 2015

Performance Summary for the Period Ended October 31, 2007

Total Return From Inception
	w/o sales charge	w/ sales charge
Institutional	+7.60%	—
Investor A	+7.40%	+1.71%
Class R	+7.20%	—
S&P 500® Index	+5.37%	—
Lehman Brothers U.S. Aggregate Index (42.0%)/Russell 3000® Index (46.4%)/MSCI EAFE Index (11.6%)	+4.58%	—

The performance information above and on the previous page includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio. The inception date of the Portfolio was 4/20/07. See “About Portfolios’ Performance” on page 20 for further information on how performance data was calculated, including important information on the line graph on the previous page.

Past performance is not predictive of future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of shares.

Expense Example

	Actual			Hypothetical
	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period
Institutional	$1,000.00	$1,077.10	$0.26	$1,000.00	$1,024.74	$0.26
Investor A	$1,000.00	$1,075.10	$2.56	$1,000.00	$1,022.50	$2.50
Class R	$1,000.00	$1,073.10	$4.13	$1,000.00	$1,020.97	$4.03

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.05%, 0.49% and 0.79% for the Institutional, Investor A, and R share classes, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

See “Disclosure of Expenses” on page 21 for further information on how expenses were calculated.

Portfolio Profile as of October 31, 2007

Portfolio Allocation (% of affiliated investment companies)
Equity Funds	58.7%
Fixed Income Funds	41.3

Portfolio Holdings (% of affiliated investment companies)
BlackRock Total Return Fund	28.8%
BlackRock Global Dynamic Equity Fund	13.8
Master Large Cap Core Portfolio	12.0
BlackRock Capital Appreciation Portfolio	8.7
Master Basic Value Trust	8.7
BlackRock International Bond Portfolio	6.3
BlackRock Small Cap Core Equity Portfolio	5.6
BlackRock EuroFund	4.1
BlackRock Inflation Protected Bond Portfolio	4.1
BlackRock Pacific Fund, Inc.	4.0
BlackRock High Yield Bond Portfolio	2.1
BlackRock Latin American Fund, Inc.	1.7
BlackRock All-Cap Global Resources Portfolio	0.1

Although the allocation and holdings listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

ANNUAL REPORT	OCTOBER 31, 2007	5

Portfolio Summary	Prepared Portfolio 2020

Management Commentary

How did the Portfolio perform?

•	All share classes of the Portfolio outperformed the S&P 500® Index and also outperformed its blended benchmark for the period from inception (April 20, 2007) through October 31, 2007.

What factors influenced performance?

•

Although the U.S. equity market ended the period solidly in positive territory, weakening economic growth (fueled by the declining housing market) and moderating corporate profits sparked heightened levels of market volatility.

•

In the third quarter of 2007, the Chicago Board Options Exchange Volatility Index (VIX) reached its highest levels in almost four-and-a-half years, as turmoil in the subprime mortgage market, tightening credit conditions and reduced liquidity negatively impacted the outlook for the broader economy. In response, the Fed cut the federal funds rate by 0.50% in September and another 0.25% in October in an attempt to limit further economic unraveling and deterioration in the financial markets. In fixed income markets, the heightened volatility prompted a flight to quality that led investors to divert assets into Treasury issues.

•

International markets also struggled amid the credit crisis, but managed to post strong gains. Markets were bolstered over the past year by generally strong economic data, healthy corporate profits and a record-setting pace of M&A activity. These positive factors were offset by a slowing economy and weakening housing market in the U.S., which investors feared could reduce demand for foreign goods and commodities.

•	The Portfolio’s performance was positively impacted by stock selection, as the combination of underlying managers in the portfolio outperformed the blended benchmark.

•

Our tilt toward emerging markets, which outperformed developed markets during the period, and energy, which continued to post significant gains amid a favorable supply/demand backdrop, also contributed to fund results.

Describe Portfolio activity since inception.

•

The Portfolio is a fund of funds that invests in a hand-selected group of BlackRock mutual funds representing various investment strategies. The Portfolio’s target allocations to its underlying managers have remained constant since inception at 35.0% fixed income, 52.0% U.S. equities and 13.0% international equities.

Describe Portfolio positioning at period-end.

•	The Portfolio’s asset mix at period-end was consistent with the blended benchmark.

•	The Portfolio maintained its biases toward emerging markets and energy. We believe emerging market economies will continue to grow briskly while the large western economies slow.

•

Within the fixed income portion of the Portfolio, duration remains below that of the benchmark, and we continue to focus on increasing exposure to higher-quality assets. We maintain a modest weighting in high yield, favoring Europe over the U.S.

Total Return Based on a $10,000 Investment

6	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio Summary (concluded)	Prepared Portfolio 2020

Performance Summary for the Period Ended October 31, 2007

Total Return From Inception
	w/o sales charge	w/ sales charge
Institutional	+8.40%	—
Investor A	+8.20%	+2.56%
Class R	+8.00%	—
S&P 500® Index	+5.37%	—
Lehman Brothers U.S. Aggregate Index (35.0%)/Russell 3000® Index (52.0%)/MSCI EAFE Index (13.0%)	+4.76%	—

The performance information above and on the previous page includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio. The inception date of the Portfolio was 4/20/07. See “About Portfolios’ Performance” on page 20 for further information on how performance data was calculated, including important information on the line graph on the previous page.

Past performance is not predictive of future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of shares.

Expense Example

	Actual			Hypothetical
	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period
Institutional	$1,000.00	$1,085.10	$0.68	$1,000.00	$1,024.34	$0.66
Investor A	$1,000.00	$1,084.20	$3.04	$1,000.00	$1,022.05	$2.95
Class R	$1,000.00	$1,082.20	$4.25	$1,000.00	$1,020.87	$4.13

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.13%, 0.58% and 0.81% for the Institutional, Investor A, and R share classes, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

See “Disclosure of Expenses” on page 21 for further information on how expenses were calculated.

Portfolio Profile as of October 31, 2007

Portfolio Allocation (% of affiliated investment companies)
Equity Funds	65.7%
Fixed Income Funds	34.3

Portfolio Holdings (% of affiliated investment companies)
BlackRock Total Return Fund	24.0%
BlackRock Global Dynamic Equity Fund	15.4
Master Large Cap Core Portfolio	13.4
BlackRock Capital Appreciation Portfolio	9.8
Master Basic Value Trust	9.7
BlackRock Small Cap Core Equity Portfolio	6.3
BlackRock International Bond Portfolio	5.2
BlackRock EuroFund	4.5
BlackRock Pacific Fund, Inc.	4.5
BlackRock Inflation Protected Bond Portfolio	3.4
BlackRock Latin American Fund, Inc.	1.8
BlackRock High Yield Bond Portfolio	1.7
BlackRock All-Cap Global Resources Portfolio	0.3

Although the allocation and holdings listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

ANNUAL REPORT	OCTOBER 31, 2007	7

Portfolio Summary	Prepared Portfolio 2025

Management Commentary

How did the Portfolio perform?

•	All share classes of the Portfolio outperformed the S&P 500® Index and also outperformed its blended benchmark for the period from inception (April 20, 2007) through October 31, 2007.

What factors influenced performance?

•

Although the U.S. equity market ended the period solidly in positive territory, weakening economic growth (fueled by the declining housing market) and moderating corporate profits sparked heightened levels of market volatility.

•

In the third quarter of 2007, the Chicago Board Options Exchange Volatility Index (VIX) reached its highest levels in almost four-and-a-half years, as turmoil in the subprime mortgage market, tightening credit conditions and reduced liquidity negatively impacted the outlook for the broader economy. In response, the Fed cut the federal funds rate by 0.50% in September and another 0.25% in October in an attempt to limit further economic unraveling and deterioration in the financial markets. In fixed income markets, the heightened volatility prompted a flight to quality that led investors to divert assets into Treasury issues.

•

International markets also struggled amid the credit crisis, but managed to post strong gains. Markets were bolstered over the past year by generally strong economic data, healthy corporate profits and a record-setting pace of M&A activity. These positive factors were offset by a slowing economy and weakening housing market in the U.S., which investors feared could reduce demand for foreign goods and commodities.

•	The Portfolio’s performance was positively impacted by stock selection, as the combination of underlying managers in the portfolio outperformed the blended benchmark.

•

Our tilt toward emerging markets, which outperformed developed markets during the period, and energy, which continued to post significant gains amid a favorable supply/demand backdrop, also contributed to fund results.

Describe Portfolio activity since inception.

•

The Portfolio is a fund of funds that invests in a hand-selected group of BlackRock mutual funds representing various investment strategies. The Portfolio’s target allocations to its underlying managers have remained constant since inception at 26% fixed income, 59.2% U.S. equities and 14.8% international equities.

Describe Portfolio positioning at period-end.

•	The Portfolio’s asset mix at period-end was consistent with the blended benchmark.

•	The Portfolio maintained its biases toward emerging markets and energy. We believe emerging market economies will continue to grow briskly while the large western economies slow.

•

Within the fixed income portion of the Portfolio, duration remains below that of the benchmark, and we continue to focus on increasing exposure to higher-quality assets. We maintain a modest weighting in high yield, favoring Europe over the U.S.

Total Return Based on a $10,000 Investment

8	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio Summary (concluded)	Prepared Portfolio 2025

Performance Summary for the Period Ended October 31, 2007

Total Return From Inception
	w/o sales charge	w/ sales charge
Institutional	+10.00%	—
Investor A	+9.80%	+4.08%
Class R	+9.50%	—
S&P 500® Index	+5.37%	—
Lehman Brothers U.S. Aggregate Index (26.0%)/Russell 3000® Index (59.2%)/MSCI EAFE Index (14.8%)	+4.94%	—

The performance information above and on the previous page includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio. The inception date of the Portfolio was 4/20/07. See “About Portfolios’ Performance” on page 20 for further information on how performance data was calculated, including important information on the line graph on the previous page.

Past performance is not predictive of future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of shares.

Expense Example

	Actual			Hypothetical
	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period
Institutional	$1,000.00	$1,102.20	$0.37	$1,000.00	$1,024.64	$0.36
Investor A	$1,000.00	$1,100.20	$2.49	$1,000.00	$1,022.60	$2.40
Class R	$1,000.00	$1,097.20	$4.12	$1,000.00	$1,021.02	$3.98

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.07%, 0.47% and 0.78% for the Institutional, Investor A, and R share classes, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

See “Disclosure of Expenses” on page 21 for further information on how expenses were calculated.

Portfolio Profile as of October 31, 2007

Portfolio Allocation (% of affiliated investment companies)
Equity Funds	74.5%
Fixed Income Funds	25.5

Portfolio Holdings (% of affiliated investment companies)
BlackRock Total Return Fund	17.9%
BlackRock Global Dynamic Equity Fund	16.7
Master Large Cap Core Portfolio	15.0
BlackRock Capital Appreciation Portfolio	11.1
Master Basic Value Trust	11.0
BlackRock Small Cap Core Equity Portfolio	7.1
BlackRock EuroFund	4.6
BlackRock Pacific Fund, Inc.	4.6
BlackRock International Bond Portfolio	3.4
BlackRock Latin American Fund, Inc.	2.8
BlackRock Inflation Protected Bond Portfolio	2.5
BlackRock High Yield Bond Portfolio	1.7
BlackRock All-Cap Global Resources Portfolio	1.6

Although the allocation and holdings listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

ANNUAL REPORT	OCTOBER 31, 2007	9

Portfolio Summary	Prepared Portfolio 2030

Management Commentary

How did the Portfolio perform?

•	All share classes of the Portfolio outperformed the S&P 500® Index and also outperformed its blended benchmark for the period from inception (April 20, 2007) through October 31, 2007.

What factors influenced performance?

•

Although the U.S. equity market ended the period solidly in positive territory, weakening economic growth (fueled by the declining housing market) and moderating corporate profits sparked heightened levels of market volatility.

•

In the third quarter of 2007, the Chicago Board Options Exchange Volatility Index (VIX) reached its highest levels in almost four-and-a-half years, as turmoil in the subprime mortgage market, tightening credit conditions and reduced liquidity negatively impacted the outlook for the broader economy. In response, the Fed cut the federal funds rate by 0.50% in September and another 0.25% in October in an attempt to limit further economic unraveling and deterioration in the financial markets. In fixed income markets, the heightened volatility prompted a flight to quality that led investors to divert assets into Treasury issues.

•

International markets also struggled amid the credit crisis, but managed to post strong gains. Markets were bolstered over the past year by generally strong economic data, healthy corporate profits and a record-setting pace of M&A activity. These positive factors were offset by a slowing economy and weakening housing market in the U.S., which investors feared could reduce demand for foreign goods and commodities.

•	The Portfolio’s performance was positively impacted by stock selection, as the combination of underlying managers in the portfolio outperformed the blended benchmark.

•

Our tilt toward emerging markets, which outperformed developed markets during the period, and energy, which continued to post significant gains amid a favorable supply/demand backdrop, also contributed to fund results.

Describe Portfolio activity since inception.

•

The Portfolio is a fund of funds that invests in a hand-selected group of BlackRock mutual funds representing various investment strategies. The Portfolio’s target allocations to its underlying managers have remained constant since inception at 7% fixed income, 74.4% U.S. equities and 18.6% international equities.

Describe Portfolio positioning at period-end.

•	The Portfolio’s asset mix at period-end was consistent with the blended benchmark.

•	The Portfolio maintained its biases toward emerging markets and energy. We believe emerging market economies will continue to grow briskly while the large western economies slow.

•

Within the fixed income portion of the Portfolio, duration remains below that of the benchmark, and we continue to focus on increasing exposure to higher-quality assets. We maintain a modest weighting in high yield, favoring Europe over the U.S.

Total Return Based on a $10,000 Investment

10	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio Summary (concluded)	Prepared Portfolio 2030

Performance Summary for the Period Ended October 31, 2007

Total Return From Inception
	w/o sales charge	w/ sales charge
Institutional	+10.90%	—
Investor A	+10.70%	+4.93%
Class R	+10.50%	—
S&P 500® Index	+5.37%	—
Lehman Brothers U.S. Aggregate Index (7.0%)/Russell 3000® Index (74.4%)/MSCI EAFE Index (18.6%)	+5.07%	—

The performance information above and on the previous page includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio. The inception date of the Portfolio was 4/20/07. See “About Portfolios’ Performance” on page 20 for further information on how performance data was calculated, including important information on the line graph on the previous page.

Past performance is not predictive of future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of shares.

Expense Example

	Actual			Hypothetical
	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period
Institutional	$1,000.00	$1,111.20	$0.64	$1,000.00	$1,024.39	$0.61
Investor A	$1,000.00	$1,109.20	$3.03	$1,000.00	$1,022.09	$2.91
Class R	$1,000.00	$1,107.20	$4.46	$1,000.00	$1,020.71	$4.29

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.12%, 0.57% and 0.84% for the Institutional, Investor A, and R share classes, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

See “Disclosure of Expenses” on page 21 for further information on how expenses were calculated.

Portfolio Profile as of October 31, 2007

Portfolio Allocation (% of affiliated investment companies)
Equity Funds	93.1%
Fixed Income Funds	6.9

Portfolio Holdings (% of affiliated investment companies)
BlackRock Global Dynamic Equity Fund	21.3%
Master Large Cap Core Portfolio	18.9
BlackRock Capital Appreciation Portfolio	13.9
Master Basic Value Trust	13.7
BlackRock Small Cap Core Equity Portfolio	8.9
BlackRock EuroFund	6.1
BlackRock Pacific Fund, Inc.	6.0
BlackRock Total Return Fund	4.8
BlackRock Latin American Fund, Inc.	3.1
BlackRock All-Cap Global Resources Portfolio	1.2
BlackRock International Bond Portfolio	1.0
BlackRock Inflation Protected Bond Portfolio	0.7
BlackRock High Yield Bond Portfolio	0.4

Although the allocation and holdings listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

ANNUAL REPORT	OCTOBER 31, 2007	11

Portfolio Summary	Prepared Portfolio 2035

Management Commentary

How did the Portfolio perform?

•	All share classes of the Portfolio outperformed the S&P 500® Index and also outperformed its blended benchmark for the period from inception (April 20, 2007) through October 31, 2007.

What factors influenced performance?

•

Although the U.S. equity market ended the period solidly in positive territory, weakening economic growth (fueled by the declining housing market) and moderating corporate profits sparked heightened levels of market volatility.

•

In the third quarter of 2007, the Chicago Board Options Exchange Volatility Index (VIX) reached its highest levels in almost four-and-a-half years, as turmoil in the subprime mortgage market, tightening credit conditions and reduced liquidity negatively impacted the outlook for the broader economy. In response, the Federal Reserve Board cut the federal funds rate by 0.50% in September and another 0.25% in October in an attempt to limit further economic unraveling and deterioration in the financial markets. In fixed income markets, the heightened volatility prompted a flight to quality that led investors to divert assets into Treasury issues.

•

International markets also struggled amid the credit crisis, but managed to post strong gains. Markets were bolstered over the past year by generally strong economic data, healthy corporate profits and a record-setting pace of merger-and-acquisition activity. These positive factors were offset by a slowing economy and weakening housing market in the U.S., which investors feared could reduce demand for foreign goods and commodities.

•	The Portfolio’s performance was positively impacted by stock selection, as the combination of underlying managers in the portfolio outperformed the blended benchmark.

•

Our tilt toward emerging markets, which outperformed developed markets during the period, and energy, which continued to post significant gains amid a favorable supply/demand backdrop, also contributed to fund results.

Describe Portfolio activity since inception.

•

The Portfolio is a fund of funds that invests in a hand-selected group of BlackRock mutual funds representing various investment strategies. The Portfolio’s target allocations to its underlying managers have remained constant since inception at 80% U.S. equities and 20% international equities.

Describe Portfolio positioning at period-end.

•	The Portfolio’s asset mix at period-end was consistent with the blended benchmark.

•	The Portfolio maintained its biases toward emerging markets and energy. We believe emerging market economies will continue to grow briskly while the large western economies slow.

Total Return Based on a $10,000 Investment

12	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio Summary (concluded)	Prepared Portfolio 2035

Performance Summary for the Period Ended October 31, 2007

Total Return From Inception
	w/o sales charge	w/ sales charge
Institutional	+10.40%	—
Investor A	+10.20%	+4.46%
Class R	+10.00%	—
S&P 500® Index	+5.37%	—
Russell 3000® Index (80.0%)/MSCI EAFE Index (20.0%)	+5.44%	—

The performance information above and on the previous page includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio. The inception date of the Portfolio was 4/20/07. See “About Portfolios’ Performance” on page 20 for further information on how performance data was calculated, including important information on the line graph on the previous page.

Past performance is not predictive of future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of shares.

Expense Example

	Actual			Hypothetical
	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period
Institutional	$1,000.00	$1,106.20	$0.80	$1,000.00	$1,024.23	$0.77
Investor A	$1,000.00	$1,104.20	$3.29	$1,000.00	$1,021.84	$3.16
Class R	$1,000.00	$1,102.20	$4.61	$1,000.00	$1,020.56	$4.44

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.15%, 0.62% and 0.87% for the Institutional, Investor A, and R share classes, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

See “Disclosure of Expenses” on page 21 for further information on how expenses were calculated.

Portfolio Profile as of October 31, 2007

Portfolio Allocation (% of affiliated investment companies)
Equity Funds	96.3%
Money Market Fund	3.7

Portfolio Holdings (% of affiliated investment companies)
BlackRock Global Dynamic Equity Fund	22.4%
Master Large Cap Core Portfolio	19.6
BlackRock Capital Appreciation Portfolio	14.3
Master Basic Value Trust	14.2
BlackRock Small Cap Core Equity Portfolio	9.2
BlackRock EuroFund	6.5
BlackRock Pacific Fund, Inc.	6.5
BlackRock Liquidity Funds TempFund Portfolio	3.7
BlackRock Latin American Fund, Inc.	2.9
BlackRock All-Cap Global Resources Portfolio	0.7

Although the allocation and holdings listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

ANNUAL REPORT	OCTOBER 31, 2007	13

Portfolio Summary	Prepared Portfolio 2040

Management Commentary

How did the Portfolio perform?

•	All share classes of the Portfolio outperformed the S&P 500® Index and also outperformed its blended benchmark for the period from inception (April 20, 2007) through October 31, 2007.

What factors influenced performance?

•

Although the U.S. equity market ended the period solidly in positive territory, weakening economic growth (fueled by the declining housing market) and moderating corporate profits sparked heightened levels of market volatility.

•

In the third quarter of 2007, the Chicago Board Options Exchange Volatility Index (VIX) reached its highest levels in almost four-and-a-half years, as turmoil in the subprime mortgage market, tightening credit conditions and reduced liquidity negatively impacted the outlook for the broader economy. In response, the Fed cut the federal funds rate by 0.50% in September and another 0.25% in October in an attempt to limit further economic unraveling and deterioration in the financial markets. In fixed income markets, the heightened volatility prompted a flight to quality that led investors to divert assets into Treasury issues.

•

International markets also struggled amid the credit crisis, but managed to post strong gains. Markets were bolstered over the past year by generally strong economic data, healthy corporate profits and a record-setting pace of M&A activity. These positive factors were offset by a slowing economy and weakening housing market in the U.S., which investors feared could reduce demand for foreign goods and commodities.

•	The Portfolio’s performance was positively impacted by stock selection, as the combination of underlying managers in the portfolio outperformed the blended benchmark.

•

Our tilt toward emerging markets, which outperformed developed markets during the period, and energy, which continued to post significant gains amid a favorable supply/demand backdrop, also contributed to fund results.

Describe Portfolio activity since inception.

•

The Portfolio is a fund of funds that invests in a hand-selected group of BlackRock mutual funds representing various investment strategies. The Portfolio’s target allocations to its underlying managers have remained constant since inception at 80% U.S. equities and 20% international equities.

Describe Portfolio positioning at period-end.

•	The Portfolio’s asset mix at period-end was consistent with the blended benchmark.

•	The Portfolio maintained its biases toward emerging markets and energy. We believe emerging market economies will continue to grow briskly while the large western economies slow.

Total Return Based on a $10,000 Investment

14	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio Summary (concluded)	Prepared Portfolio 2040

Performance Summary for the Period Ended October 31, 2007

Total Return From Inception
	w/o sales charge	w/ sales charge
Institutional	+11.90%	—
Investor A	+11.70%	+5.88%
Class R	+11.40%	—
S&P 500® Index	+5.37%	—
Russell 3000® Index (80.0%)/MSCI EAFE Index (20.0%)	+5.44%	—

The performance information above and on the previous page includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio. The inception date of the Portfolio was 4/20/07. See “About Portfolios’ Performance” on page 20 for further information on how performance data was calculated, including important information on the line graph on the previous page.

Past performance is not predictive of future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of shares.

Expense Example

	Actual			Hypothetical
	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period
Institutional	$1,000.00	$1,121.20	$0.75	$1,000.00	$1,024.29	$0.71
Investor A	$1,000.00	$1,120.40	$2.99	$1,000.00	$1,022.14	$2.86
Class R	$1,000.00	$1,117.40	$4.59	$1,000.00	$1,020.61	$4.39

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.14%, 0.56% and 0.86% for the Institutional, Investor A, and R share classes, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

See “Disclosure of Expenses” on page 21 for further information on how expenses were calculated.

Portfolio Profile as of October 31, 2007

Portfolio Allocation (% of affiliated investment companies)
Equity Funds	100.0%

Portfolio Holdings (% of affiliated investment companies)
BlackRock Global Dynamic Equity Fund	23.5%
Master Large Cap Core Portfolio	20.4
BlackRock Capital Appreciation Portfolio	14.9
Master Basic Value Trust	14.8
BlackRock Small Cap Core Equity Portfolio	9.5
BlackRock EuroFund	6.9
BlackRock Pacific Fund, Inc.	6.9
BlackRock Latin American Fund, Inc.	2.8
BlackRock All-Cap Global Resources Portfolio	0.3

Although the allocation and holdings listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

ANNUAL REPORT	OCTOBER 31, 2007	15

Portfolio Summary	Prepared Portfolio 2045

Management Commentary

How did the Portfolio perform?

•	All share classes of the Portfolio outperformed the S&P 500® Index and also outperformed its blended benchmark for the period from inception (April 20, 2007) through October 31, 2007.

What factors influenced performance?

•

Although the U.S. equity market ended the period solidly in positive territory, weakening economic growth (fueled by the declining housing market) and moderating corporate profits sparked heightened levels of market volatility.

•

In the third quarter of 2007, the Chicago Board Options Exchange Volatility Index (VIX) reached its highest levels in almost four-and-a-half years, as turmoil in the subprime mortgage market, tightening credit conditions and reduced liquidity negatively impacted the outlook for the broader economy. In response, the Fed cut the federal funds rate by 0.50% in September and another 0.25% in October in an attempt to limit further economic unraveling and deterioration in the financial markets. In fixed income markets, the heightened volatility prompted a flight to quality that led investors to divert assets into Treasury issues.

•

International markets also struggled amid the credit crisis, but managed to post strong gains. Markets were bolstered over the past year by generally strong economic data, healthy corporate profits and a record-setting pace of M&A activity. These positive factors were offset by a slowing economy and weakening housing market in the U.S., which investors feared could reduce demand for foreign goods and commodities.

•	The Portfolio’s performance was positively impacted by stock selection, as the combination of underlying managers in the portfolio outperformed the blended benchmark.

•

Our tilt toward emerging markets, which outperformed developed markets during the period, and energy, which continued to post significant gains amid a favorable supply/demand backdrop, also contributed to fund results.

Describe Portfolio activity since inception.

•

The Portfolio is a fund of funds that invests in a hand-selected group of BlackRock mutual funds representing various investment strategies. The Portfolio’s target allocations to its underlying managers have remained constant since inception at 80% U.S. equities and 20% international equities.

Describe Portfolio positioning at period-end.

•	The Portfolio’s asset mix at period-end was consistent with the blended benchmark.

•	The Portfolio maintained its biases toward emerging markets and energy. We believe emerging market economies will continue to grow briskly while the large western economies slow.

Total Return Based on a $10,000 Investment

16	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio Summary (concluded)	Prepared Portfolio 2045

Performance Summary for the Period Ended October 31, 2007

Total Return From Inception
	w/o sales charge	w/ sales charge
Institutional	+13.30%	—
Investor A	+13.00%	+7.11%
Class R	+12.80%	—
S&P 500® Index	+5.37%	—
Russell 3000® Index (80.0%)/MSCI EAFE Index (20.0%)	+5.44%	—

The performance information above and on the previous page includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio. The inception date of the Portfolio was 4/20/07. See “About Portfolios’ Performance” on page 20 for further information on how performance data was calculated, including important information on the line graph on the previous page.

Past performance is not predictive of future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of shares.

Expense Example

	Actual			Hypothetical
	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period
Institutional	$1,000.00	$1,135.30	$0.75	$1,000.00	$1,024.29	$0.71
Investor A	$1,000.00	$1,133.40	$3.60	$1,000.00	$1,021.58	$3.42
Class R	$1,000.00	$1,131.40	$4.73	$1,000.00	$1,020.51	$4.49

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.14%, 0.67% and 0.88% for the Institutional, Investor A, and R share classes, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

See “Disclosure of Expenses” on page 21 for further information on how expenses were calculated.

Portfolio Profile as of October 31, 2007

Portfolio Allocation (% of affiliated investment companies)
Equity Funds	100.0%

Portfolio Holdings (% of affiliated investment companies)
BlackRock Global Dynamic Equity Fund	22.6%
Master Large Cap Core Portfolio	20.2
BlackRock Capital Appreciation Portfolio	14.9
Master Basic Value Trust	14.7
BlackRock Small Cap Core Equity Portfolio	9.5
BlackRock EuroFund	6.4
BlackRock Pacific Fund, Inc.	6.3
BlackRock Latin American Fund, Inc.	3.6
BlackRock All-Cap Global Resources Portfolio	1.8

Although the allocation and holdings listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

ANNUAL REPORT	OCTOBER 31, 2007	17

Portfolio Summary	Prepared Portfolio 2050

Management Commentary

How did the Portfolio perform?

•	All share classes of the Portfolio outperformed the S&P 500® Index and also outperformed its blended benchmark for the period from inception (April 20, 2007) through October 31, 2007.

What factors influenced performance?

•

Although the U.S. equity market ended the period solidly in positive territory, weakening economic growth (fueled by the declining housing market) and moderating corporate profits sparked heightened levels of market volatility.

•

In the third quarter of 2007, the Chicago Board Options Exchange Volatility Index (VIX) reached its highest levels in almost four-and-a-half years, as turmoil in the subprime mortgage market, tightening credit conditions and reduced liquidity negatively impacted the outlook for the broader economy. In response, the Fed cut the federal funds rate by 0.50% in September and another 0.25% in October in an attempt to limit further economic unraveling and deterioration in the financial markets. In fixed income markets, the heightened volatility prompted a flight to quality that led investors to divert assets into Treasury issues.

•

International markets also struggled amid the credit crisis, but managed to post strong gains. Markets were bolstered over the past year by generally strong economic data, healthy corporate profits and a record-setting pace of M&A activity. These positive factors were offset by a slowing economy and weakening housing market in the U.S., which investors feared could reduce demand for foreign goods and commodities.

•	The Portfolio’s performance was positively impacted by stock selection, as the combination of underlying managers in the portfolio outperformed the blended benchmark.

•

Our tilt toward emerging markets, which outperformed developed markets during the period, and energy, which continued to post significant gains amid a favorable supply/demand backdrop, also contributed to fund results.

Describe Portfolio activity since inception.

•

The Portfolio is a fund of funds that invests in a hand-selected group of BlackRock mutual funds representing various investment strategies. The Portfolio’s target allocations to its underlying managers have remained constant since inception at 80% U.S. equities and 20% international equities.

Describe Portfolio positioning at period-end.

•	The Portfolio’s asset mix at period-end was consistent with the blended benchmark.

•	The Portfolio maintained its biases toward emerging markets and energy. We believe emerging market economies will continue to grow briskly while the large western economies slow.

Total Return Based on a $10,000 Investment

18	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio Summary (concluded)	Prepared Portfolio 2050

Performance Summary for the Period Ended October 31, 2007

Total Return From Inception
	w/o sales charge	w/ sales charge
Institutional	+12.40%	—
Investor A	+12.10%	+6.26%
Class R	+11.90%	—
S&P 500® Index	+5.37%	—
Russell 3000® Index (80.0%)/MSCI EAFE Index (20.0%)	+5.44%	—

The performance information above and on the previous page includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio. The inception date of the Portfolio was 4/20/07. See “About Portfolios’ Performance” on page 20 for further information on how performance data was calculated, including important information on the line graph on the previous page.

Past performance is not predictive of future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of shares.

Expense Example

	Actual			Hypothetical
	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Incurred During the Period
Institutional	$1,000.00	$1,126.30	$1.18	$1,000.00	$1,023.88	$1.12
Investor A	$1,000.00	$1,124.40	$3.27	$1,000.00	$1,021.89	$3.11
Class R	$1,000.00	$1,122.40	$4.65	$1,000.00	$1,020.56	$4.44

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.22%, 0.61% and 0.87% for the Institutional, Investor A, and R share classes, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

See “Disclosure of Expenses” on page 21 for further information on how expenses were calculated.

Portfolio Profile as of October 31, 2007

Portfolio Allocation (% of affiliated investment companies)
Equity Funds	100.0%

Portfolio Holdings (% of affiliated investment companies)
BlackRock Global Dynamic Equity Fund	23.5%
Master Large Cap Core Portfolio	20.4
BlackRock Capital Appreciation Portfolio	14.9
Master Basic Value Trust	14.8
BlackRock Small Cap Core Equity Portfolio	9.5
BlackRock EuroFund	6.9
BlackRock Pacific Fund, Inc.	6.8
BlackRock Latin American Fund, Inc.	2.9
BlackRock All-Cap Global Resources Portfolio	0.3

Although the allocation and holdings listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

ANNUAL REPORT	OCTOBER 31, 2007	19

About Portfolios’ Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•

Class R Shares do not incur an initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Performance information is stated to reflect the maximum front-end sales charge, in the case of Investor A Shares, and assumes the reinvestment of dividends and distributions, if any. The performance information also reflects fee waivers and reimbursements that subsidize and reduce the total operating expenses of each Portfolio. The Portfolios’ returns would have been lower if there were no such waivers and reimbursements. BlackRock Advisors, LLC is under no obligation to waive or continue waiving its fees after February 1, 2008. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

The performance shown in the line graphs is that of Institutional Shares and Investor A Shares of the Portfolio. Excluding the effects of sales charges, the actual performance of R Shares is lower than the performance of Institutional Shares and Investor A Shares because R Shares have higher expenses than Institutional Shares and Investor A Shares. Purchasers of Investor A Shares generally pay a front-end sales charge.

20	ANNUAL REPORT	OCTOBER 31, 2007

Disclosure of Expenses

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense examples, on the previous pages, are based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2007 to October 31, 2007. The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”, to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ANNUAL REPORT	OCTOBER 31, 2007	21

Schedules of Investments As of October 31, 2007	(Percentages shown are based on Net Assets)

Prepared Portfolio 2010

	Number of Shares	Value
Affiliated Investment Companies — 122.5%
Equity Funds — 65.9%
BlackRock All-Cap Global Resources Portfolio	11	$234
BlackRock Capital Appreciation Portfolio(b)	551	10,414
BlackRock EuroFund	189	4,837
BlackRock Global Dynamic Equity Fund	1,090	16,467
BlackRock Latin American Fund, Inc.	24	1,998
BlackRock Pacific Fund, Inc.	136	4,800
BlackRock Small Cap Core Equity Portfolio	309	6,675
Master Basic Value Trust	1,025	10,394
Master Large Cap Core Portfolio	1,381	14,323

		70,142

Fixed Income Funds — 56.6%
BlackRock High Yield Bond Portfolio	378	3,027
BlackRock Inflation Protected Bond Portfolio	593	5,933
BlackRock International Bond Portfolio	782	9,155
BlackRock Total Return Fund	3,676	42,059

		60,174

TOTAL AFFILIATED INVESTMENT COMPANIES — 122.5% (Cost $125,851(a))		130,316
LIABILITIES IN EXCESS OF OTHER ASSETS — (22.5)%		(23,955)

NET ASSETS — 100.0%		$106,361

(a)	Cost for federal income tax purposes is $124,222. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$7,280
Gross unrealized depreciation	(1,186)

$6,094

(b)	Non-income producing security.

Prepared Portfolio 2015

Affiliated Investment Companies — 111.9%
Equity Funds — 65.8%
BlackRock All-Cap Global Resources Portfolio	31	$650
BlackRock Capital Appreciation Portfolio(b)	1,588	30,012
BlackRock EuroFund	545	13,953
BlackRock Global Dynamic Equity Fund	3,142	47,472
BlackRock Latin American Fund, Inc.	68	5,742
BlackRock Pacific Fund, Inc.	393	13,847
BlackRock Small Cap Core Equity Portfolio	892	19,261
Master Basic Value Trust	2,951	29,940
Master Large Cap Core Portfolio	3,976	41,224

		202,101

Fixed Income Funds — 46.1%
BlackRock High Yield Bond Portfolio	891	7,125
BlackRock Inflation Protected Bond Portfolio	1,398	13,976
BlackRock International Bond Portfolio	1,843	21,564
BlackRock Total Return Fund	8,661	99,078

		141,743

TOTAL AFFILIATED INVESTMENT COMPANIES — 111.9% (Cost $330,030(a))		343,844

LIABILITIES IN EXCESS OF OTHER ASSETS — (11.9)%		(36,569)

NET ASSETS — 100.0%		$307,275

(a)	Cost for federal income tax purposes is $326,863. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$19,478
Gross unrealized depreciation	(2,497)

$16,981

(b)	Non-income producing security.

See accompanying notes to financial statements.

22	ANNUAL REPORT	OCTOBER 31, 2007

Schedules of Investments (continued) As of October 31, 2007	(Percentages shown are based on Net Assets)

Prepared Portfolio 2020

	Number of Shares	Value
Affiliated Investment Companies — 114.2%
Equity Funds — 75.0%
BlackRock All-Cap Global Resources Portfolio	28	$584
BlackRock Capital Appreciation Portfolio(b)	1,513	28,602
BlackRock EuroFund	519	13,291
BlackRock Global Dynamic Equity Fund	2,991	45,195
BlackRock Latin American Fund, Inc.	64	5,425
BlackRock Pacific Fund, Inc.	375	13,194
BlackRock Small Cap Core Equity Portfolio	852	18,403
Master Basic Value Trust	2,812	28,526
Master Large Cap Core Portfolio	3,783	39,222

		192,442

Fixed Income Funds — 39.2%
BlackRock High Yield Bond Portfolio	632	5,054
BlackRock Inflation Protected Bond Portfolio	991	9,914
BlackRock International Bond Portfolio	1,305	15,274
BlackRock Total Return Fund	6,140	70,236

		100,478

TOTAL AFFILIATED INVESTMENT COMPANIES — 114.2% (Cost $279,934(a))		292,920
LIABILITIES IN EXCESS OF OTHER ASSETS — (14.2)%		(36,394)

NET ASSETS — 100.0%		$256,526

(a)	Cost for federal income tax purposes is $275,881. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$19,701
Gross unrealized depreciation	(2,662)

$17,039

(b)	Non-income producing security.

Prepared Portfolio 2025

Affiliated Investment Companies — 104.9%
Equity Funds — 78.1%
BlackRock All-Cap Global Resources Portfolio	566	$11,946
BlackRock Capital Appreciation Portfolio(b)	4,596	86,873
BlackRock EuroFund	1,422	36,402
BlackRock Global Dynamic Equity Fund	8,633	130,446
BlackRock Latin American Fund, Inc.	254	21,477
BlackRock Pacific Fund, Inc.	1,027	36,162
BlackRock Small Cap Core Equity Portfolio	2,580	55,703
Master Basic Value Trust	8,439	85,617
Master Large Cap Core Portfolio	11,334	117,518

		582,144

Fixed Income Funds — 26.8%
BlackRock High Yield Bond Portfolio	1,697	13,574
BlackRock Inflation Protected Bond Portfolio	1,972	19,724
BlackRock International Bond Portfolio	2,291	26,807
BlackRock Total Return Fund	12,225	139,859

		199,964

TOTAL AFFILIATED INVESTMENT COMPANIES — 104.9% (Cost $751,470(a))		782,108

LIABILITIES IN EXCESS OF OTHER ASSETS — (4.9)%		(36,787)

NET ASSETS — 100.0%		$745,321

(a)	Cost for federal income tax purposes is $745,035. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$42,162
Gross unrealized depreciation	(5,089)

$37,073

(b)	Non-income producing security.

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	23

Schedules of Investments (continued) As of October 31, 2007	(Percentages shown are based on Net Assets)

Prepared Portfolio 2030

	Number of Shares	Value
Affiliated Investment Companies — 109.1%
Equity Funds — 101.7%
BlackRock All-Cap Global Resources Portfolio	167	$3,524
BlackRock Capital Appreciation Portfolio(b)	2,111	39,906
BlackRock EuroFund	685	17,536
BlackRock Global Dynamic Equity Fund	4,063	61,397
BlackRock Latin American Fund, Inc.	105	8,896
BlackRock Pacific Fund, Inc.	494	17,409
BlackRock Small Cap Core Equity Portfolio	1,186	25,613
Master Basic Value Trust	3,889	39,450
Master Large Cap Core Portfolio	5,242	54,348

		268,079

Fixed Income Funds — 7.4%
BlackRock High Yield Bond Portfolio	149	1,188
BlackRock Inflation Protected Bond Portfolio	194	1,942
BlackRock International Bond Portfolio	239	2,791
BlackRock Total Return Fund	1,204	13,768

		19,689

TOTAL AFFILIATED INVESTMENT COMPANIES — 109.1% (Cost $271,521(a))		287,768

LIABILITIES IN EXCESS OF OTHER ASSETS — (9.1)%		(24,044)

NET ASSETS — 100.0%		$263,724

(a)	Cost for federal income tax purposes is $266,913. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$24,152
Gross unrealized depreciation	(3,297)

$20,855

(b)	Non-income producing security.

Prepared Portfolio 2035

Affiliated Investment Companies — 116.1%
Equity Funds — 111.8%
BlackRock All-Cap Global Resources Portfolio	79	$1,669
BlackRock Capital Appreciation Portfolio(b)	1,793	33,894
BlackRock EuroFund	601	15,379
BlackRock Global Dynamic Equity Fund	3,503	52,925
BlackRock Latin American Fund, Inc.	82	6,907
BlackRock Pacific Fund, Inc.	434	15,267
BlackRock Small Cap Core Equity Portfolio	1,008	21,766
Master Basic Value Trust	3,319	33,666
Master Large Cap Core Portfolio	4,464	46,281

		227,754

Money Market Fund — 4.3%
BlackRock Liquidity Funds TempFund Portfolio	8,718	8,718

TOTAL AFFILIATED INVESTMENT COMPANIES — 116.1% (Cost $223,590(a))		236,472
LIABILITIES IN EXCESS OF OTHER ASSETS — (16.1)%		(32,715)

NET ASSETS — 100.0%		$203,757

(a)	Cost for federal income tax purposes is $219,098. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$20,387
Gross unrealized depreciation	(3,013)

$17,374

(b)	Non-income producing security.

See accompanying notes to financial statements.

24	ANNUAL REPORT	OCTOBER 31, 2007

Schedules of Investments (continued) As of October 31, 2007	(Percentages shown are based on Net Assets)

Prepared Portfolio 2040

	Number of Shares	Value
Affiliated Investment Companies — 107.2%
Equity Funds — 107.2%
BlackRock All-Cap Global Resources Portfolio	41	$864
BlackRock Capital Appreciation Portfolio(b)	2,105	39,792
BlackRock EuroFund	722	18,490
BlackRock Global Dynamic Equity Fund	4,165	62,931
BlackRock Latin American Fund, Inc.	90	7,603
BlackRock Pacific Fund, Inc.	521	18,359
BlackRock Small Cap Core Equity Portfolio	1,183	25,533
Master Basic Value Trust	3,893	39,493
Master Large Cap Core Portfolio	5,262	54,556

		267,621

TOTAL AFFILIATED INVESTMENT COMPANIES — 107.2% (Cost $254,650(a))		267,621

LIABILITIES IN EXCESS OF OTHER ASSETS — (7.2)%		(18,022)

NET ASSETS — 100.0%		$249,599

(a)	Cost for federal income tax purposes is $248,031. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$23,515
Gross unrealized depreciation	(3,925)

$19,590

(b)	Non-income producing security.

Prepared Portfolio 2045

Affiliated Investment Companies — 113.7%
Equity Funds — 113.7%
BlackRock All-Cap Global Resources Portfolio	124	$2,614
BlackRock Capital Appreciation Portfolio(b)	1,159	21,904
BlackRock EuroFund	365	9,351
BlackRock Global Dynamic Equity Fund	2,196	33,183
BlackRock Latin American Fund, Inc.	62	5,265
BlackRock Pacific Fund, Inc.	263	9,276
BlackRock Small Cap Core Equity Portfolio	650	14,035
Master Basic Value Trust	2,137	21,675
Master Large Cap Core Portfolio	2,870	29,757

		147,060

TOTAL AFFILIATED INVESTMENT COMPANIES — 113.7% (Cost $139,487(a))		147,060

LIABILITIES IN EXCESS OF OTHER ASSETS — (13.7)%		(17,731)

NET ASSETS — 100.0%		$129,329

(a)	Cost for federal income tax purposes is $136,577. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$12,557
Gross unrealized depreciation	(2,074)

$10,483

(b)	Non-income producing security.

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	25

Schedules of Investments (concluded) As of October 31, 2007	(Percentages shown are based on Net Assets)

Prepared Portfolio 2050

	Number of Shares	Value
Affiliated Investment Companies — 117.5%
Equity Funds — 117.5%
BlackRock All-Cap Global Resources Portfolio	21	$444
BlackRock Capital Appreciation Portfolio(b)	1,048	19,801
BlackRock EuroFund	359	9,195
BlackRock Global Dynamic Equity Fund	2,072	31,302
BlackRock Latin American Fund, Inc.	45	3,806
BlackRock Pacific Fund, Inc.	259	9,129
BlackRock Small Cap Core Equity Portfolio	588	12,695
Master Basic Value Trust	1,937	19,649
Master Large Cap Core Portfolio	2,619	27,152

		133,173

Money Market Fund — 0.0%
BlackRock Liquidity Funds TempFund Portfolio	54	54

TOTAL AFFILIATED INVESTMENT COMPANIES — 117.5% (Cost $125,612(a))		133,227
LIABILITIES IN EXCESS OF OTHER ASSETS — (17.5)%		(19,883)

NET ASSETS — 100.0%		$113,344

(a)	Cost for federal income tax purposes is $122,600. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$12,806
Gross unrealized depreciation	(2,179)

$10,627

(b)	Non-income producing security.

See accompanying notes to financial statements.

26	ANNUAL REPORT	OCTOBER 31, 2007

Statements of Assets and Liabilities

As of October 31, 2007	Prepared Portfolio 2010	Prepared Portfolio 2015	Prepared Portfolio 2020	Prepared Portfolio 2025	Prepared Portfolio 2030	Prepared Portfolio 2035	Prepared Portfolio 2040	Prepared Portfolio 2045	Prepared Portfolio 2050
Assets

Investments at value — affiliated[1]	$130,316	$343,844	$292,920	$782,108	$287,768	$236,472	$267,621	$147,060	$133,227
Dividends receivable — affiliated	—	—	3	114	8	13	—	—	—
Receivable from advisor	23,931	11,706	12,115	11,848	24,471	24,319	30,849	30,256	30,328
Prepaid expenses	9,947	9,947	10,157	9,947	9,947	9,947	9,947	9,947	9,947

Total Assets	164,194	365,497	315,195	804,017	322,194	270,751	308,417	187,263	173,502

Liabilities

Audit fees payable	31,103	31,103	31,103	31,103	31,103	31,103	31,103	31,103	31,103
Legal fees payable	13,076	13,100	13,100	13,100	13,076	13,076	13,075	13,094	13,094
Custodian fees payable	2,186	2,186	2,176	2,176	2,186	2,176	2,200	2,180	2,198
Printing fees payable	7,454	7,780	8,284	8,130	8,045	7,879	8,389	7,549	7,596
Transfer agent fees payable	37	48	49	60	55	50	54	42	55
Distribution fees payable	4	4	4	42	4	8	5	4	4
Administration fees payable	2	9	1	20	6	2	7	2	—
Investments purchased payable — affiliated	—	—	—	—	—	8,718	—	—	1,078
Capital shares redeemed payable	—	—	—	—	—	—	—	—	1,078
Other accrued expenses payable	3,971	3,992	3,952	4,065	3,995	3,982	3,985	3,960	3,952

Total Liabilities	57,833	58,222	58,669	58,696	58,470	66,994	58,818	57,934	60,158

Net Assets	$106,361	$307,275	$256,526	$745,321	$263,724	$203,757	$249,599	$129,329	$113,344

Net Assets Consist of

Capital paid in	$99,181	$287,481	$237,708	$706,938	$243,725	$186,084	$231,696	$119,393	$102,574
Undistributed net investment income	1,156	1,865	1,661	1,863	354	112	38	113	138
Accumulated net realized gain	1,559	4,115	4,171	5,882	3,398	4,679	4,894	2,250	3,017
Net unrealized appreciation	4,465	13,814	12,986	30,638	16,247	12,882	12,971	7,573	7,615

Net Assets	$106,361	$307,275	$256,526	$745,321	$263,724	$203,757	$249,599	$129,329	$113,344

[1]Cost of investments — affiliated	$125,851	$330,030	$279,934	$751,470	$271,521	$223,590	$254,650	$139,487	$125,612

Institutional Shares

Net Assets	$21,880	$21,517	$154,737	$46,932	$42,515	$46,274	$38,198	$22,653	$61,250
Shares outstanding, unlimited number of shares authorized, $0.001 par value	2,000	2,000	14,276	4,268	3,832	4,191	3,415	2,000	5,451
Net Asset Value	$10.94	$10.76	$10.84	$11.00	$11.09	$11.04	$11.19	$11.33	$11.24

Investor A Shares

Net Assets	$62,684	$264,322	$80,188	$473,520	$198,752	$114,883	$186,214	$83,840	$29,706
Shares outstanding, unlimited number of shares authorized, $0.001 par value	5,742	24,622	7,413	43,127	17,958	10,427	16,676	7,420	2,650
Net Asset Value	$10.92	$10.74	$10.82	$10.98	$11.07	$11.02	$11.17	$11.30	$11.21

R Shares

Net Assets	$21,797	$21,436	$21,601	$224,869	$22,457	$42,600	$25,187	$22,836	$22,388
Shares outstanding, unlimited number of shares authorized, $0.001 par value	2,000	2,000	2,000	20,533	2,032	3,873	2,260	2,024	2,000
Net Asset Value	$10.90	$10.72	$10.80	$10.95	$11.05	$11.00	$11.14	$11.28	$11.19

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	27

Statements of Operations

For the Period Ended October 31, 2007	Prepared Portfolio 2010[1]	Prepared Portfolio 2015[1]	Prepared Portfolio 2020[1]	Prepared Portfolio 2025[1]
Investment income

Dividends from Underlying Funds	$1,191	$1,981	$1,648	$2,094
Interest from affiliates (Note C)	1	1	1	1
Net investment income allocated from Master Portfolios:
Dividends	99	206	256	401
Expenses	(36)	(77)	(87)	(160)

Total investment income	1,255	2,111	1,818	2,336

Expenses

Legal and audit fees	56,093	56,117	56,116	56,117
Registration fees and expenses	45,338	39,188	39,188	39,188
Custodian fees	6,821	6,821	6,811	6,811
Printing fees	14,023	14,348	14,853	14,698
Accounting fees	3,946	3,946	3,946	3,946
Officers’ and trustees’ fees	47	47	47	47
Shareholder servicing fees — Investor A	39	121	44	197
Transfer agent fees — Institutional	30	30	51	53
Transfer agent fees — Investor A	30	48	42	51
Transfer agent fees — R	30	30	30	30
Administration fees	28	54	55	93
Shareholder servicing fees — R	27	27	27	64
Distribution fees — R	27	27	27	64
Administration fees— Investor A	3	12	4	19
Administration fees — Institutional	2	2	10	4
Administration fees — R	2	2	2	6
Other	1,905	1,887	1,887	1,887

Total expenses	128,391	122,707	123,140	123,275
Less administration fees waived	(28)	(54)	(55)	(93)
Less administration fees waived — Institutional	(2)	(2)	(10)	(4)
Less administration fees waived — Investor A	—	—	(1)	—
Less administration fees waived — R	(1)	(1)	(1)	—
Less transfer agent fees waived — Institutional	(3)	(3)	(3)	(5)
Less transfer agent fees waived — Investor A	(1)	—	(1)	—
Less transfer agent fees waived — R	(2)	(2)	(2)	(2)
Less transfer agent fees reimbursed — Institutional	(27)	(27)	(48)	(48)
Less transfer agent fees reimbursed — R	(5)	(5)	(5)	—
Less transfer agent fees reimbursed — Investor A	—	—	(7)	—
Less expenses reimbursed by advisor	(128,173)	(122,354)	(122,848)	(122,693)

Net expenses	149	259	159	430

Net investment income	1,106	1,852	1,659	1,906

Realized and Unrealized Gain (Loss)

Net realized gain from:
Capital gain on sales of Underlying Funds	417	1,723	1,606	961
Capital gains distributions received from Underlying Funds	105	120	134	148
Capital gains allocated from Master Portfolios	1,087	2,285	2,433	4,730

	1,609	4,128	4,173	5,839

Net change in unrealized appreciation/depreciation on:
Underlying Funds	5,066	14,112	13,395	31,416
Allocation from Master Portfolios	(601)	(298)	(409)	(778)

	4,465	13,814	12,986	30,638

Net gain on investments	6,074	17,942	17,159	36,477

Net increase in net assets resulting from operations	$7,180	$19,794	$18,818	$38,383

[1]	Commenced operations on April 20, 2007.

See accompanying notes to financial statements.

28	ANNUAL REPORT	OCTOBER 31, 2007

Statements of Operations (concluded)

Prepared Portfolio 2030[1]	Prepared Portfolio 2035[1]	Prepared Portfolio 2040[1]	Prepared Portfolio 2045[1]	Prepared Portfolio 2050[1]

$383	$102	$65	$64	$69
1	1	1	1	1

296	278	370	181	189
(108)	(99)	(128)	(67)	(69)

572	282	308	179	190

56,093	56,093	56,091	56,111	56,111
39,188	39,188	39,188	39,188	39,188
6,821	6,821	6,811	6,791	6,821
14,614	14,448	14,957	14,117	14,164
3,946	3,946	3,946	3,946	3,946
47	47	47	47	47
98	67	124	42	31
45	42	33	30	59
45	51	55	36	42
39	30	34	30	30
51	43	58	29	31
27	31	29	27	27
27	31	29	27	27
9	7	12	4	3
4	4	3	2	4
2	3	3	2	2
1,905	1,905	1,894	1,894	1,894

122,961	122,757	123,314	122,323	122,427
(51)	(43)	(58)	(29)	(31)
(4)	(4)	(3)	(2)	(4)
—	(2)	—	(1)	(1)
(1)	(1)	(1)	(1)	(1)
(3)	(3)	(3)	(3)	(5)
—	(1)	—	—	(1)
(2)	(2)	(2)	(2)	(2)
(42)	(39)	(30)	(27)	(53)
(12)	(1)	(8)	(4)	(5)
—	(9)	—	(2)	(15)
(122,614)	(122,448)	(122,935)	(122,094)	(122,171)

232	204	274	158	138

340	78	34	21	52

153	1,702	1,023	189	852
163	177	192	192	192
3,096	2,834	3,683	1,961	2,059

3,412	4,713	4,898	2,342	3,103

16,628	13,670	15,038	8,646	8,525
(381)	(788)	(2,067)	(1,073)	(910)

16,247	12,882	12,971	7,573	7,615

19,659	17,595	17,869	9,915	10,718

$19,999	$17,673	$17,903	$9,936	$10,770

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	29

Statements of Changes in Net Assets

	For the Period Ended October 31, 2007
Increase in Net Assets:	Prepared Portfolio 2010[1]	Prepared Portfolio 2015[1]	Prepared Portfolio 2020[1]	Prepared Portfolio 2025[1]
Operations

Net investment income	$1,106	$1,852	$1,659	$1,906
Net realized gain on investment transactions	1,609	4,128	4,173	5,839
Change in unrealized appreciation/depreciation on investments	4,465	13,814	12,986	30,638

Net increase in net assets resulting from operations	7,180	19,794	18,818	38,383

Capital Share Transactions

Net increase in net assets resulting from capital share transactions	99,181	287,481	237,708	706,938

Net Assets

Total increase in net assets	106,361	307,275	256,526	745,321
Beginning of period	—	—	—	—

End of period	$106,361	$307,275	$256,526	$745,321

End of period undistributed net investment income	$1,156	$1,865	$1,661	$1,863

[1]	Commenced operations on April 20, 2007.

See accompanying notes to financial statements.

30	ANNUAL REPORT	OCTOBER 31, 2007

Statements of Changes in Net Assets (concluded)

For the Period Ended October 31, 2007
Prepared Portfolio 2030[1]	Prepared Portfolio 2035[1]	Prepared Portfolio 2040[1]	Prepared Portfolio 20451	Prepared Portfolio 2050[1]

$340	$78	$34	$21	$52
3,412	4,713	4,898	2,342	3,103
16,247	12,882	12,971	7,573	7,615

19,999	17,673	17,903	9,936	10,770

243,725	186,084	231,696	119,393	102,574

263,724	203,757	249,599	129,329	113,344
—	—	—	—	—

$263,724	$203,757	$249,599	$129,329	$113,344

$354	$112	$38	$113	$138

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	31

Financial Highlights For a Share Outstanding Throughout Each Period

	Prepared Portfolio 2010			Prepared Portfolio 2015			Prepared Portfolio 2020
	Institutional Class	Investor A Class	R Class	Institutional Class	Investor A Class	R Class	Institutional Class	Investor A Class	R Class
	Period Ended October 31, 2007[1]			Period Ended October 31, 2007[1]			Period Ended October 31, 2007[1]
Per Share Operating Performance

Net asset value, beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00

Net investment income[2]	0.19	0.15	0.15	0.16	0.15	0.12	0.14	0.12	0.09
Gain on investments (both realized and unrealized)	0.75	0.77	0.75	0.60	0.59	0.60	0.70	0.70	0.71

Net increase from investment operations	0.94	0.92	0.90	0.76	0.74	0.72	0.84	0.82	0.80

Net asset value, end of period	$10.94	$10.92	$10.90	$10.76	$10.74	$10.72	$10.84	$10.82	$10.80

Total Investment Return
Total return[3]	9.40%	9.20%[4]	9.00%	7.60%	7.40%[4]	7.20%	8.40%	8.20%[4]	8.00%

Ratios/Supplemental Data

Net assets, end of period (000)	$22	$63	$22	$22	$264	$21	$155	$80	$22
Ratio of net expenses to average net assets[5,6]	0.07%	0.59%	0.79%	0.05%	0.49%	0.78%	0.13%	0.58%	0.80%
Ratio of total expenses to average net assets (excluding waivers)[5,6]	242.71%[7]	202.10%[7]	243.43%[7]	231.75%[8]	69.07%[8]	232.47%[8]	77.97%[9]	144.28%[9]	227.19%[9]
Ratio of net investment income to average net assets[5,6]	3.48%	2.77%	2.77%	2.83%	2.65%	2.10%	2.50%	2.13%	1.64%
Ratio of net investment loss to average net assets (excluding waivers)[5,6]	(239.16)%[7]	(198.74)%[7]	(239.87)%[7]	(228.87)%[8]	(65.93)%[8]	(229.59)%[8]	(75.34)%[9]	(141.57)%[9]	(224.75)%[9]
Portfolio turnover rate	66%	66%	66%	37%	37%	37%	39%	39%	39%

[1]	Commenced operations on April 20, 2007.
[2]	Calculated using the average shares outstanding method.
[3]	Not annualized.
[4]	Sales load not reflected in total return.
[5]	Annualized.
[6]	Includes the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[7]

Registration fees and expenses incurred by the Portfolio during the period ended April 30, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) and ratio of net investment loss to average net assets (excluding waivers) would be 380.15%, 297.84% and 380.98% and (376.59)%, (294.47)% and (377.42)% for the Institutional Class, Investor A Class and R Class, respectively.

[8]

Registration fees and expenses incurred by the Portfolio during the period ended April 30, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) and ratio of net investment loss to average net assets (excluding waivers) would be 350.79%, 94.70% and 351.74% and (347.91)%, (91.56)% and (348.86)% for the Institutional Class, Investor A Class and R Class, respectively.

[9]

Registration fees and expenses incurred by the Portfolio during the period ended April 30, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) and ratio of net investment loss to average net assets (excluding waivers) would be 107.29%, 214.43% and 346.14% and (104.66)%, (211.72)% and (343.70)% for the Institutional Class, Investor A Class and R Class, respectively.

See accompanying notes to financial statements.

32	ANNUAL REPORT	OCTOBER 31, 2007

Financial Highlights (continued) For a Share Outstanding Throughout Each Period

	Prepared Portfolio 2025			Prepared Portfolio 2030				Prepared Portfolio 2035
	Institutional Class	Investor A Class	R Class	Institutional Class		Investor A Class	R Class	Institutional Class	Investor A Class	R Class
	Period Ended October 31, 2007[1]			Period Ended October 31, 2007[1]				Period Ended October 31, 2007[1]
Per Share Operating Performance

Net asset value, beginning of period	$10.00	$10.00	$10.00	$10.00		$10.00	$10.00	$10.00	$10.00	$10.00

Net investment income[2]	0.10	0.09	0.08	0.05		0.03	0.01	0.03	0.01	(0.01)
Gain on investments (both realized and unrealized)	0.90	0.89	0.87	1.04		1.04	1.04	1.01	1.01	1.01

Net increase from investment operations	1.00	0.98	0.95	1.09		1.07	1.05	1.04	1.02	1.00

Net asset value, end of period	$11.00	$10.98	$10.95	$11.09		$11.07	$11.05	$11.04	$11.02	$11.00

Total Investment Return
Total return[3]	10.00%	9.80%[4]	9.50%	10.90%		10.70%[4]	10.50%	10.40%	10.20%[4]	10.00%

Ratios/Supplemental Data

Net assets, end of period (000)	$47	$474	$225	$43		$199	$22	$46	$115	$43
Ratio of net expenses to average net assets[5,6]	0.07%	0.47%	0.77%	0.12%		0.57%	0.83%	0.14%	0.62%	0.86%
Ratio of total expenses to average net assets (excluding waivers)[5,6]	146.48%[7]	42.43%[7]	94.71%[7]	152.76	% [8]	97.81%[8]	186.99%[8]	158.80%[9]	128.07%[9]	179.46%[9]
Ratio of net investment income to average net assets[5,6]	1.77%	1.55%	1.33%	0.82%		0.49%	0.10%	0.46%	0.10%	(0.22)%
Ratio of net investment loss to average net assets (excluding waivers)[5,6]	(144.64)%[7]	(40.41)%[7]	(92.61)%[7]	(151.82	)% [8]	(96.75)%[8]	(186.06)%[8]	(158.19)%[9]	(127.35)%[9]	(178.82)%[9]
Portfolio turnover rate	36%	36%	36%	42%		42%	42%	34%	34%	34%

[1]	Commenced operations on April 20, 2007.
[2]	Calculated using the average shares outstanding method.
[3]	Not annualized.
[4]	Sales load not reflected in total return.
[5]	Annualized.
[6]	Includes the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[7]

Registration fees and expenses incurred by the Portfolio during the period ended April 30, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) and ratio of net investment loss to average net assets (excluding waivers) would be 217.58%, 58.31% and 144.26% and (215.75)%, (56.30)% and (142.16)% for the Institutional Class, Investor A Class and R Class, respectively.

[8]

Registration fees and expenses incurred by the Portfolio during the period ended April 30, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) and ratio of net investment loss to average net assets (excluding waivers) would be 231.27%, 129.63% and 304.30% and (230.33)%, (128.57)% and (303.37)% for the Institutional Class, Investor A Class and R Class, respectively.

[9]

Registration fees and expenses incurred by the Portfolio during the period ended April 30, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) and ratio of net investment loss to average net assets (excluding waivers) would be 235.03%, 174.22% and 282.70% and (234.43)%, (173.50)% and (282.06)% for the Institutional Class, Investor A Class and R Class, respectively.

See accompanying notes to financial statements.

ANNUAL REPORT	OCTOBER 31, 2007	33

Financial Highlights (concluded) For a Share Outstanding Throughout Each Period

	Prepared Portfolio 2040			Prepared Portfolio 2045			Prepared Portfolio 2050
	Institutional Class	Investor A Class	R Class	Institutional Class	Investor A Class	R Class	Institutional Class	Investor A Class	R Class
	Period Ended October 31, 2007[1]			Period Ended October 31, 2007[1]			Period Ended October 31, 2007[1]
Per Share Operating Performance

Net asset value, beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00

Net investment income (loss)[2]	0.02	— [3]	(0.02)	0.02	— [3]	(0.02)	0.03	— [3]	(0.02)
Gain on investments (both realized and unrealized)	1.17	1.17	1.16	1.31	1.30	1.30	1.21	1.21	1.21

Net increase from investment operations	1.19	1.17	1.14	1.33	1.30	1.28	1.24	1.21	1.19

Net asset value, end of period	$11.19	$11.17	$11.14	$11.33	$11.30	$11.28	$11.24	$11.21	$11.19

Total Investment Return

Total return[4]	11.90%	11.70%[5]	11.40%	13.30%	13.00%[5]	12.80%	12.40%	12.10%[5]	11.90%

Ratios/Supplemental Data

Net assets, end of period (000)	$38	$186	$25	$23	$84	$23	$61	$30	$22
Ratio of net expenses to average net assets[6,7]	0.14%	0.56%	0.84%	0.14%	0.67%	0.86%	0.22%	0.61%	0.85%
Ratio of total expenses to average net assets (excluding waivers)[6,7]	134.69%[8]	94.51%[8]	149.22%[8]	223.70%[9]	200.49%[9]	224.16%[9]	195.26%[10]	211.23%[10]	215.39%[10]
Ratio of net investment income (loss) to average net assets[6,7]	0.39%	0.03%	(0.35)%	0.43%	0.03%	(0.30)%	0.52%	(0.04)%	(0.31)%
Ratio of net investment loss to average net assets (excluding waivers)[6,7]	(134.16)%[8]	(93.92)%[8]	(148.73)%[8]	(223.13)%[9]	(199.79)%[9]	(223.60)%[9]	(194.52)%[10]	(210.66)%[10]	(214.85)%[10]
Portfolio turnover rate	36%	36%	36%	99%	99%	99%	53%	53%	53%

[1]	Commenced operations on April 20, 2007.
[2]	Calculated using the average shares outstanding method.
[3]	Less than $0.005 per share.
[4]	Not annualized.
[5]	Sales load not reflected in total return.
[6]	Annualized.
[7]	Includes the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[8]

Registration fees and expenses incurred by the Portfolio during the period ended April 30, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) and ratio of net investment loss to average net assets (excluding waivers) would be 224.56%, 119.34% and 260.79% and (224.03)%, (118.74)% and (260.30)% for the Institutional Class, Investor A Class and R Class, respectively.

[9]

Registration fees and expenses incurred by the Portfolio during the period ended April 30, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) and ratio of net investment loss to average net assets (excluding waivers) would be 340.57%, 273.93% and 341.16% and (340.00)%, (273.23)% and (340.59)% for the Institutional Class, Investor A Class and R Class, respectively.

[10]

Registration fees and expenses incurred by the Portfolio during the period ended April 30, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) and ratio of net investment loss to average net assets (excluding waivers) would be 269.29%, 312.08% and 332.68% and (268.55)%, (311.51)% and (332.14)% for the Institutional Class, Investor A Class and R Class, respectively.

See accompanying notes to financial statements.

34	ANNUAL REPORT	OCTOBER 31, 2007

Notes to Financial Statements

(A) Organization

BlackRock Funds II (the “Fund”) was organized on April 26, 2007, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As part of a reorganization that occurred on June 8, 2007, certain portfolios of BlackRock FundsSM were merged into the Fund. As of October 31, 2007, the Fund had 30 registered portfolios, 9 of which are included in these financial statements (the “Portfolios”). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Each Portfolio of the Fund may offer as many as thirteen classes of shares: BlackRock, Institutional, Service, Hilliard Lyons, Investor A, Investor A1, Investor B, Investor B1, Investor B2, Investor C, Investor C1, Investor C2 and R. As of October 31, 2007, only the Institutional, Investor A and R shares were outstanding for these Portfolios. Shares of all classes of a Portfolio represent equal pro-rata interests in such Portfolio, except that each class bears different expenses, which reflect the difference in the range of services provided to them, mostly due to differences in distribution and service fees. The Portfolios will invest a majority of their assets in other open-end management investment companies (mutual funds) that are managed by subsidiaries of BlackRock, Inc. (the “Underlying Funds”). The Portfolios may also invest in Master Portfolios that are managed by subsidiaries of BlackRock, Inc. (the “Master Portfolios”). By owning shares of Underlying Funds and interests in Master Portfolios, each of the Portfolios indirectly invests, to varying degrees, in equity securities of U.S. and non-U.S. companies, including small and medium sized companies, and in fixed-income securities. Equity funds may include funds that invest in domestic and non-U.S. equities, real estate-related securities and other similar securities, as well as commodities. Fixed income funds may include funds that invest in domestic and non-U.S. bonds, U.S. government securities, high yield (or junk) bonds, and cash or money market instruments. In addition, the Underlying Funds and Master Portfolios may invest in derivatives.

(B) Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Investment Valuation — The market value of each Portfolio’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. The Portfolios record their proportionate investment in the Master Portfolios at fair value. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Portfolios’ financial statements, if any, has not been determined.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Portfolios’ financial statements, if any, has not been determined.

Dividends and Distributions to Shareholders — Dividends from net investment income, which are recorded on the ex-dividend date, are declared and paid at least annually for the Portfolios. Net realized capital gains, if any, are distributed at least annually.

Investment Transactions and Investment Income — Investment transactions in Underlying Funds and Master Portfolios are accounted for on the trade date. The cost of investments sold and the related gain or loss thereon is determined by use of the specific identification method, generally high cost, for both financial reporting and federal income tax purposes. Dividends and capital gain distributions are recorded on the ex-dividend date. The Portfolios’ record their proportionate share of the Master Portfolios’ income, expenses and realized and unrealized gains and losses.

Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”) requires the use of management estimates. Actual results could differ from these estimates and such differences may be material.

Other — Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are pro-rated to the Portfolios on the basis of relative net assets. Class-specific expenses are borne by that class. Differences in net expense ratios between classes of a Portfolio are due to class-specific expenses and waivers. Income, other expenses and realized and unrealized gains and losses of a Portfolio are allocated to the respective class on the basis of the relative net assets each day.

(C) Agreements and Other Transactions with Affiliates and Related Parties

Pursuant to an Investment Advisory Agreement, BlackRock Advisors, LLC (“BlackRock”) serves as investment advisor for each of the Portfolios. Merrill Lynch & Co., Inc.(“Merrill Lynch”) and The PNC Financial Services Group, Inc. (“PNC”) are principal owners of BlackRock, Inc. BlackRock will not receive any advisory fees from the Portfolios for its investment advisory services. Each Portfolio pays management fees to BlackRock indirectly, as a shareholder in the Underlying Funds.

ANNUAL REPORT	OCTOBER 31, 2007	35

Notes to Financial Statements (continued)

PFPC Trust Company, (“PTC”), an indirect wholly-owned subsidiary of PNC, serves as custodian for each of the Portfolios. For these services, the custodian receives a monthly custodian fee of $1,000 per Portfolio, assuming each such Portfolio invests solely in other Portfolios of the Fund, plus other miscellaneous fees incurred on behalf of the Portfolio.

PFPC Inc. (“PFPC”), an indirect wholly-owned subsidiary of PNC, serves as transfer and dividend disbursing agent. Each class of each Portfolio bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of each Portfolio are comprised of those fees charged for all shareholder communications including shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of each Portfolio, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Shares of each class of each Portfolio of the Fund bear their pro-rata portion of all operating expenses paid by the Portfolio, except transfer agency fees, certain administrative fees and amounts payable under the Fund’s Amended and Restated Distribution and Service Plan (the “Plan”).

Pursuant to written agreements, certain affiliates provide certain Portfolios sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the period ended October 31, 2007, the Portfolios paid the following fees in return for these services:

Prepared Portfolio 2015	$7
Prepared Portfolio 2020	19
Prepared Portfolio 2025	11
Prepared Portfolio 2030	17
Prepared Portfolio 2035	16
Prepared Portfolio 2040	8
Prepared Portfolio 2045	1
Prepared Portfolio 2050	11

PFPC and BlackRock act as co-administrators for the Fund. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio. The combined administration fee is paid at the following annual rates: 0.075% of the first $500 million of net assets of each Portfolio, 0.065% of the next $500 million and 0.055% of assets in excess of $1 billion of each Portfolio. In addition, each of the share classes is charged an administration fee based on the following percentage of average daily net assets of each respective class: 0.025% of the first $500 million, 0.015% of the next $500 million and 0.005% of assets in excess of $1 billion. In addition, PFPC and BlackRock may, at their discretion, voluntarily waive all or any portion of their administration fees for any portfolio or share class.

Pursuant to the Fund’s Plan of Distribution, (the “Plan”), the Fund may pay BlackRock Distributors, Inc. (“BDI”) and/or BlackRock or any other affiliate of PNC and Merrill Lynch, fees for distribution and sales support services. Currently, only R Shares bear the expense of distribution fees under the Plan. In addition, the Fund may pay brokers, dealers, financial institutions and industry professionals (including PNC, Merrill Lynch and their affiliates) (“service organizations”) fees for the provision of personal services to shareholders. Currently, only Investor A and R Shares bear the expense of service fees under the Plan.

The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Plan. Fees are expressed as a percentage of average daily net asset values of the respective classes.

Class Specific Distribution and Sales Support Service Fee Arrangement

Portfolio	Share Classes
	Institutional		Investor A		R
	Contractual Fees	Actual Fees (3)	Contractual Fees (1)	Actual Fees (3)	Contractual Fees (2)	Actual Fees (3)

Prepared Portfolio 2010	None	None	0.25%	0.25%	0.50%	0.50%
Prepared Portfolio 2015	None	None	0.25%	0.25%	0.50%	0.50%
Prepared Portfolio 2020	None	None	0.25%	0.25%	0.50%	0.50%
Prepared Portfolio 2025	None	None	0.25%	0.25%	0.50%	0.50%
Prepared Portfolio 2030	None	None	0.25%	0.25%	0.50%	0.50%
Prepared Portfolio 2035	None	None	0.25%	0.25%	0.50%	0.50%
Prepared Portfolio 2040	None	None	0.25%	0.25%	0.50%	0.50%
Prepared Portfolio 2045	None	None	0.25%	0.25%	0.50%	0.50%
Prepared Portfolio 2050	None	None	0.25%	0.25%	0.50%	0.50%

(1) — the maximum annual contractual fees are comprised of a 0.25% service fee.

(2) — the maximum annual contractual fees are comprised of a 0.25% distribution fee and a 0.25% service fee.

(3) — annualized; the actual fees are for the period ended October 31, 2007.

36	ANNUAL REPORT	OCTOBER 31, 2007

Notes to Financial Statements (continued)

For the period ended October 31, 2007, the Fund paid to affiliates the following fees in return for distribution and sales support services:

Prepared Portfolio 2010	$82
Prepared Portfolio 2015	82
Prepared Portfolio 2020	82
Prepared Portfolio 2025	122
Prepared Portfolio 2030	84
Prepared Portfolio 2035	87
Prepared Portfolio 2040	85
Prepared Portfolio 2045	83
Prepared Portfolio 2050	83

BlackRock maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Portfolio shares. During the period ended October 31, 2007, the following amounts have been accrued by the Portfolios to reimburse BlackRock for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statements of Operations.

Call Center	Share Classes
	Institutional	Investor A	R	Total
Prepared Portfolio 2010	$3	$3	$3	$9
Prepared Portfolio 2015	3	3	3	9
Prepared Portfolio 2020	3	3	3	9
Prepared Portfolio 2025	5	3	3	11
Prepared Portfolio 2030	3	3	3	9
Prepared Portfolio 2035	3	3	3	9
Prepared Portfolio 2040	3	4	3	10
Prepared Portfolio 2045	3	3	3	9
Prepared Portfolio 2050	5	3	3	11

BlackRock and the Fund contractually agreed to waive or reimburse fees or expenses until February 1, 2008, in order to limit expenses. These expense limits apply to the aggregate expenses incurred on a share class (excluding: interest, taxes, brokerage commissions, expenses allocated from Master Portfolios, expenses incurred as a result of investments in other funds and other expenses attributable to, and incurred as a result of, a Portfolio’s investments and other extraordinary expenses). This agreement is reviewed annually by the Fund’s Board. The current expense limitation as a percentage of net assets are as follows:

	Share Classes
	Institutional	Investor A	R
Prepared Portfolio 2010	0.00%	0.50%	0.74%
Prepared Portfolio 2015	0.00%	0.50%	0.74%
Prepared Portfolio 2020	0.00%	0.50%	0.74%
Prepared Portfolio 2025	0.00%	0.50%	0.74%
Prepared Portfolio 2030	0.00%	0.50%	0.74%
Prepared Portfolio 2035	0.00%	0.50%	0.74%
Prepared Portfolio 2040	0.00%	0.50%	0.74%
Prepared Portfolio 2045	0.00%	0.50%	0.74%
Prepared Portfolio 2050	0.00%	0.50%	0.74%

If within two years following a waiver or reimbursement the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock and the Fund are less than the expense limit for that share class, the share class is required to repay BlackRock and the Fund up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Portfolio of which the share class is a part has more than $50 million in assets, (2) BlackRock or an affiliate continues to be the Portfolio’s investment advisor or administrator and (3) the Board approved the payments to BlackRock at the previous quarterly meeting.

At October 31, 2007, the amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

	Expiring January 31, 2010	Total Waivers Subject to Reimbursement
Prepared Portfolio 2010	$75,855	$75,855
Prepared Portfolio 2015	76,142	76,142
Prepared Portfolio 2020	76,728	76,728
Prepared Portfolio 2025	76,422	76,422
Prepared Portfolio 2030	76,420	76,420
Prepared Portfolio 2035	76,223	76,223
Prepared Portfolio 2040	76,702	76,702
Prepared Portfolio 2045	75,886	75,886
Prepared Portfolio 2050	76,003	76,003

BlackRock reimbursed the Portfolios for the state registration fees in the amount as follows and will not seek recoupment from the Portfolios for these fees:

Prepared Portfolio 2010	$44,556
Prepared Portfolio 2015	38,406
Prepared Portfolio 2020	38,406
Prepared Portfolio 2025	38,406
Prepared Portfolio 2030	38,406
Prepared Portfolio 2035	38,406
Prepared Portfolio 2040	38,406
Prepared Portfolio 2045	38,406
Prepared Portfolio 2050	38,406

For the period ended October 31, 2007, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales for the Portfolios’ Investor A Class as follows:

Prepared Portfolio 2010	$—
Prepared Portfolio 2015	6,402
Prepared Portfolio 2020	1,517
Prepared Portfolio 2025	7,180
Prepared Portfolio 2030	4,710
Prepared Portfolio 2035	2,891
Prepared Portfolio 2040	5,041
Prepared Portfolio 2045	2,875
Prepared Portfolio 2050	386

ANNUAL REPORT	OCTOBER 31, 2007	37

Notes to Financial Statements (continued)

The Portfolios may earn income on positive cash balances in demand deposit accounts that are maintained by PFPC on behalf of the Portfolios. The income earned for the period ended October 31, 2007, was as follows:

Prepared Portfolio 2010	$1
Prepared Portfolio 2015	1
Prepared Portfolio 2020	1
Prepared Portfolio 2025	1
Prepared Portfolio 2030	1
Prepared Portfolio 2035	1
Prepared Portfolio 2040	1
Prepared Portfolio 2045	1
Prepared Portfolio 2050	1

(D) Purchases and Sales of Securities

For the period ended October 31, 2007, purchases and sales of securities excluding short-term investments, were as follows:

			Purchases	Sales
Prepared Portfolio 2010			$184,862	$60,577
Prepared Portfolio 2015			392,402	66,508
Prepared Portfolio 2020			345,843	70,118
Prepared Portfolio 2025			844,560	99,024
Prepared Portfolio 2030			330,463	62,379
Prepared Portfolio 2035			254,785	44,629
Prepared Portfolio 2040			308,818	59,116
Prepared Portfolio 2045			225,545	88,322
Prepared Portfolio 2050			171,458	48,929

(E) Capital Shares

Transactions in capital shares for the period were as follows:

			Prepared Portfolio 2010
			For the Period Ended 10/31/07[1]
			Shares	Value
Shares sold:
Institutional Class			2,000	$20,000
Investor A Class			5,742	59,181
R Class			2,000	20,000

Net increase			9,742	$99,181

	Prepared Portfolio 2015		Prepared Portfolio 2020
	For the Period Ended 10/31/07[1]		For the Period Ended 10/31/07[1]
	Shares	Value	Shares	Value
Shares sold:
Institutional Class	2,000	$20,000	14,288	$142,501
Investor A Class	24,696	248,247	7,413	75,324
R Class	2,000	20,000	2,000	20,000
Shares redeemed:
Institutional Class	—	—	(12)	(117)
Investor A Class	(74)	(766)	—	—

Net increase	28,622	$287,481	23,689	$237,708

	Prepared Portfolio 2025		Prepared Portfolio 2030
	For the Period Ended 10/31/07[1]		For the Period Ended 10/31/07[1]
	Shares	Value	Shares	Value
Shares sold:
Institutional Class	4,268	$43,895	3,832	$39,328
Investor A Class	43,166	444,642	17,958	184,067
R Class	20,533	218,800	2,032	20,330
Shares redeemed:
Investor A Class	(39)	(399)	—	—

Net increase	67,928	$706,938	23,822	$243,725

	Prepared Portfolio 2035		Prepared Portfolio 2040
	For the Period Ended 10/31/07[1]		For the Period Ended 10/31/07[1]
	Shares	Value	Shares	Value
Shares sold:
Institutional Class	4,191	$41,995	3,415	$34,484
Investor A Class	10,427	104,199	16,676	174,677
R Class	3,873	39,890	2,260	22,535

Net increase	18,491	$186,084	22,351	$231,696

	Prepared Portfolio 2045		Prepared Portfolio 2050
	For the Period Ended 10/31/07[1]		For the Period Ended 10/31/07[1]
	Shares	Value	Shares	Value
Shares sold:
Institutional Class	2,000	$20,000	5,651	$57,801
Investor A Class	7,420	79,124	2,650	26,959
R Class	2,024	20,269	2,000	20,000
Shares redeemed:
Investor A Class	—	—	(200)	(2,186)

Net increase	11,444	$119,393	10,101	$102,574

(1) — Commenced operations on April 20, 2007.

38	ANNUAL REPORT	OCTOBER 31, 2007

Notes to Financial Statements (concluded)

(F) Federal Tax Information

No provision is made for federal taxes as it is the Portfolios’ intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the table below summarizes the amounts reclassified per Portfolio during the current year, between accumulated net realized capital gain and undistributed net investment income as a result of permanent differences attributable to the tax character of distributions received from a regulated investment company and the classification of income recognized from a partnership.

	Increase (Decrease) Accumulated Net Realized Gain (Loss)	Increase (Decrease) Undistributed Net Investment Income
Prepared Portfolio 2010	$(50)	$50
Prepared Portfolio 2015	(13)	13
Prepared Portfolio 2020	(2)	2
Prepared Portfolio 2025	43	(43)
Prepared Portfolio 2030	(14)	14
Prepared Portfolio 2035	(34)	34
Prepared Portfolio 2040	(4)	4
Prepared Portfolio 2045	(92)	92
Prepared Portfolio 2050	(86)	86

As of October 31, 2007, the tax components of distributable earnings/(accumulated losses) were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryfoward	Unrealized Gains/Losses Net*
Prepared Portfolio 2010	$1,156	$—	$(70)	$6,094
Prepared Portfolio 2015	2,445	368	—	16,981
Prepared Portfolio 2020	1,661	118	—	17,039
Prepared Portfolio 2025	1,863	—	(554)	37,074
Prepared Portfolio 2030	354	—	(1,211)	20,856
Prepared Portfolio 2035	112	186	—	17,375
Prepared Portfolio 2040	38	—	(1,726)	19,591
Prepared Portfolio 2045	113	—	(660)	10,483
Prepared Portfolio 2050	138	4	—	10,628

*	The difference between book-basis and tax-basis net unrealized gains/losses is attributable primarily to the timing of recognition of income from partnership investments.

As of October 31, 2007, the Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	Expiring October 31
	2015	Total
Prepared Portfolio 2010	$70	$70
Prepared Portfolio 2025	554	554
Prepared Portfolio 2030	1,211	1,211
Prepared Portfolio 2040	1,726	1,726
Prepared Portfolio 2045	660	660

Effective October 31, 2007, the Portfolios implemented Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Portfolios, and has determined that the adoption of FIN 48 does not have a material impact on the Portfolios’ financial statements. The Portfolios will file their first Federal and state tax returns in 2008 for the period ended October 31, 2007.

ANNUAL REPORT	OCTOBER 31, 2007	39

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of BlackRock Funds II:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Prepared Portfolio 2010, Prepared Portfolio 2015, Prepared Portfolio 2020, Prepared Portfolio 2025, Prepared Portfolio 2030, Prepared Portfolio 2035, Prepared Portfolio 2040, Prepared Portfolio 2045, Prepared Portfolio 2050, nine of the thirty portfolios constituting the BlackRock Funds II (the “Fund”), (collectively the “Portfolios”), as of October 31, 2007, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period from April 20, 2007 (commencement of operations) through October 31, 2007. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolios as of October 31, 2007, the results of their operations, the changes in their net assets, and the financial highlights for the period from April 20, 2007 (commencement of operations) through October 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California

December 20, 2007

40	ANNUAL REPORT	OCTOBER 31, 2007

Fund Management (Unaudited)

Information pertaining to the Trustees and officers of the Fund as of October 31, 2007 is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 441-7762.

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex(2) Currently Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees

Richard S. Davis(3) BlackRock, Inc. 40 E. 52nd Street New York, NY 10022 1945	Trustee	Since 2005	Managing Director, BlackRock, Inc. (since 2005); Chief Executive Officer, State Street Research & Management Company (2000-2005); Chairman of the Board of Trustees, State Street Research mutual funds (“SSR Funds”) (2000-2005); Senior Vice President, Metropolitan Life Insurance Company (1999-2000); Chairman, SSR Realty (2000-2004).	61 (includes 26 BlackRock Funds Portfolios, 30 BlackRock Funds II Portfolios and 5 Portfolios of BlackRock Bond Allocation Target Shares)	None

Laurence D. Fink(4) BlackRock, Inc. 40 E. 52nd Street New York, NY 10022 1952	Trustee	Since 2000	Chairman and Chief Executive Officer of BlackRock, Inc. since its formation in 1998 and of BlackRock, Inc.’s predecessor entities since 1988; Chairman of the Executive and Management Committees; formerly, Managing Director of the First Boston Corporation, Member of its Management Committee, Co-head of its Taxable Fixed Income Division and Head of its Mortgage and Real Estate Products Group; Chairman of the Board of several of BlackRock’s alternative investment vehicles; Director of several of BlackRock’s offshore funds; Member of the Board of Trustees of New York University, Chair of the Financial Affairs Committee and a member of the Executive Committee, the Ad Hoc Committee on Board Governance, and the Committee on Trustees; Co-Chairman of the NYU Hospitals Center Board of Trustees, Chairman of the Development/Trustee Stewardship Committee and Chairman of the Finance Committee; Trustee of The Boys’ Club of New York.	61 (includes 26 BlackRock Funds Portfolios, 30 BlackRock Funds II Portfolios and 5 Portfolios of BlackRock Bond Allocation Target Shares)	Director, BlackRock, Inc.

ANNUAL REPORT	OCTOBER 31, 2007	41

Fund Management (Unaudited) (continued)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex(2) Currently Overseen by Trustee	Other Directorships Held by Trustee
Disinterested Trustees

Bruce R. Bond c/o BlackRock Funds 100 Bellevue Parkway Wilmington, DE 19809 1946	Trustee	Since 2005	Retired; Trustee and member of the Governance Committee, SSR Funds (1997-2005).	61 (includes 26 BlackRock Funds Portfolios, 30 BlackRock Funds II Portfolios and 5 Portfolios of BlackRock Bond Allocation Target Shares)	Director, Avaya, Inc. (information technology).

Honorable Stuart E. Eizenstat c/o BlackRock Funds 100 Bellevue Parkway Wilmington, DE 19809 1943	Trustee and Chairman of the Compliance Committee	Since 2001	Partner and Head of International Practice, Covington & Burling (law firm) (2001-Present); Deputy Secretary of the Treasury (1999-2001); Under Secretary of State for Economic, Business and Agricultural Affairs (1997-1999); Under Secretary of Commerce for International Trade (1996-1997); U.S. Ambassador to the European Union (1993-1996).	61 (includes 26 BlackRock Funds Portfolios, 30 BlackRock Funds II Portfolios and 5 Portfolios of BlackRock Bond Allocation Target Shares)	Director, UPS Corporation; Advisory Board member, The Coca-Cola Company; Advisory Board member, Group Menatep; Advisory Board member, BT Americas.

Robert M. Hernandez c/o BlackRock Funds 100 Bellevue Parkway Wilmington, DE 19809 1944	Trustee, Vice Chairman of the Board and Chairman of the Audit Committee	Since 1996	Retired; Director (1991-2001), Vice Chairman and Chief Financial Officer (1994-2001), Executive Vice President- Accounting and Finance and Chief Financial Officer (1991-1994), USX Corporation (a diversified company principally engaged in energy and steel businesses).	61 (includes 26 BlackRock Funds Portfolios, 30 BlackRock Funds II Portfolios and 5 Portfolios of BlackRock Bond Allocation Target Shares)	Lead Director, ACE Limited (insurance company); Director and Chairman of the Board, RTI International Metals, Inc.: Director, Eastman Chemical Company.

Dr. Matina Horner c/o BlackRock Funds 100 Bellevue Parkway Wilmington, DE 19809 1939	Trustee and Chairperson of the Governance and Nominating Committee	Since 2004	Retired; Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund (TIAA-CREF) (1989-2003).	61 (includes 26 BlackRock Funds Portfolios, 30 BlackRock Funds II Portfolios and 5 Portfolios of BlackRock Bond Allocation Target Shares)	Member and Former Chair of the Board of the Massachusetts General Hospital Institute of Health Professions; Member and Former Chair of the Board of the Greenwall Foundation; Trustee, Century Foundation (formerly The Twentieth Century Fund); Director and Chair of the Audit Committee, N STAR (formerly called Boston Edison); Director, The Neiman Marcus Group; Honorary Trustee, Massachusetts General Hospital Corporation.

42	ANNUAL REPORT	OCTOBER 31, 2007

Fund Management (Unaudited) (continued)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex(2) Currently Overseen by Trustee	Other Directorships Held by Trustee
Disinterested Trustees (concluded)

Toby Rosenblatt c/o BlackRock Funds 100 Bellevue Parkway Wilmington, DE 19809 1938	Trustee	Since 2005	President (since 1999) and Vice President — General Partner (since 1990), Founders Investments Ltd.; Director, Forward Management, LLC since 2007; Director, ReFlow Management, LLC since 2007; Trustee, SSR Funds (1990-2005); Trustee, Metropolitan Series Funds, Inc. (2001-2005).	61 (includes 26 BlackRock Funds Portfolios, 30 BlackRock Funds II Portfolios and 5 Portfolios of BlackRock Bond Allocation Target Shares)	Director, A.P. Pharma, Inc.; Trustee, The James Irvine Foundation (since 1997).

David R. Wilmerding, Jr. c/o BlackRock Funds 100 Bellevue Parkway Wilmington, DE 19809 1935	Trustee and Chairperson of the Board	Since 1996	Retired; Chairman, Wilmerding & Associates, Inc. (investment advisers) (until 2006); Chairman, Coho Partners, Ltd. (investment advisers) (2003-2006).	62 (includes 26 BlackRock Funds Portfolios, 30 BlackRock Funds II Portfolios, 5 Portfolios of BlackRock Bond Allocation Target Shares and 1 Portfolio of Chestnut Street Exchange Fund, which is managed by BlackRock Financial Management Inc. and BlackRock Institutional Management Corporation.)	Director, Beaver Management Corporation (land management corporation); Managing General Partner, Chestnut Street Exchange Fund, Chairman since 2006; Director, Peoples First, Inc. (bank Holding Company) (2001-2004).

ANNUAL REPORT	OCTOBER 31, 2007	43

Fund Management (Unaudited) (concluded)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office(5) and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers Who Are Not Trustees

Anne Ackerley BlackRock, Inc. 40 E. 52nd Street New York, NY 10022 1962	Vice President	Since 2003 (previously served as Assistant Secretary since 2000)	Managing Director, BlackRock, Inc. (since May 2000); First Vice President and Operating Officer, Mergers and Acquisitions Group (1997-2000), First Vice President and Operating Officer, Public Finance Group (1995-1997), and First Vice President, Emerging Markets Fixed Income Research (1994-1995), Merrill Lynch & Co.

Neal J. Andrews BlackRock, Inc. 40 E. 52nd Street New York, NY 10022 1966	Chief Financial Officer	Since 2007 (previously served as Assistant Treasurer since 2006)	Managing Director of BlackRock Inc. (since August 2006); Senior Vice President and Line of Business Head, Fund Accounting and Administration, PFPC Inc. (1992-2006).

Bart Battista BlackRock, Inc. 40 E. 52nd Street New York, NY 10022 1959	Chief Compliance Officer and Anti-Money Laundering Compliance Officer	Since 2004	Chief Compliance Officer and Anti-Money Laundering Compliance Officer of BlackRock, Inc. (since 2004); Managing Director (since 2003), and Director (1998-2002) of BlackRock, Inc.; Compliance Officer at Moore Capital Management (1995-1998).

Donald C. Burke BlackRock, Inc. 40 E. 52nd Street New York, NY 10022 1960	President	Since 2007 (previously served as Treasurer since 2006)	Managing Director of BlackRock Inc. (since 2006); Managing Director of Merrill Lynch Investment Managers (“MLIM”) and Fund Asset Management (“FAM”) from (2006), First Vice President thereof (1997-2005) and Treasurer thereof (since 1999), Vice President of MLIM and FAM (1990-1997).

Jay Fife BlackRock, Inc. 40 E. 52nd Street New York, NY 10022 1970	Treasurer	Since 2007 (previously served as Assistant Treasurer since 2006)	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. from 2006 to 2007; Assistant Treasurer of the MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian P. Kindelan BlackRock, Inc. 40 E. 52nd Street New York, NY 10022 1959	Secretary	Since 1997	Managing Director and Senior Counsel (since January 2005), Director and Senior Counsel (2001-2004) and Vice President and Senior Counsel (1998-2000), BlackRock Advisors, LLC; Senior Counsel, PNC Bank Corp. (May 1995-April 1998).

(1)

Each Trustee holds office for an indefinite term until the earlier of (1) the next meeting of shareholders at which Trustees are elected and until his or her successor is elected and qualified and (2) such time as such Trustee resigns or his or her term as a Trustee is terminated in accordance with the Fund’s Declaration of Trust.

(2)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, that have a common investment advisor or that have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies.

(3)	Mr. Davis is an interested person of the Fund due to his position at BlackRock, Inc.
(4)	Mr. Fink is an interested person of the Fund due to his position at BlackRock, Inc.
(5)

Each officer holds office for an indefinite term until the earlier of (1) the next meeting of trustees at which his or her successor is appointed and (2) such time as such officer resigns or his or her term as an officer is terminated in accordance with the Fund’s Declaration of Trust.

44	ANNUAL REPORT	OCTOBER 31, 2007

Additional Information (Unaudited)

(A) Board of Trustees’ Consideration of the Investment Advisory Agreement. In connection with the organization of BlackRock Funds II (the “Fund”), at a meeting held on May 31, 2007, the Fund’s Board of Trustees (the “Board”), including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Fund or BlackRock, Inc. (“BlackRock”) (“Independent Trustees”), unanimously approved an investment advisory agreement (the “Investment Advisory Agreement”) between the Fund (with respect to each Portfolio) and BlackRock Advisors, LLC (the “Adviser”).

In determining to approve the Investment Advisory Agreement, the Trustees met with the relevant investment advisory personnel from the Adviser and considered all information they deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement. The Board received materials in advance of the meeting relating to its consideration of the Investment Advisory Agreement, including: (i) fees and expense ratios of each class of the Portfolios in comparison to the fees and expense ratios of a peer group of funds; (ii) the Adviser’s economic outlook for the Portfolios and its general investment outlook for the markets; (iii) information regarding fees paid to service providers that are affiliates of the Adviser; and (iv) information regarding compliance records and regulatory matters relating to the Adviser.

Advisory Fees. In approving the Investment Advisory Agreement, the Trustees, including the Independent Trustees, considered the fees and expense ratios of the retail and institutional share classes of the Portfolios. They compared the fees, both before (referred to as “contractual”) and after (referred to as “actual”) any fee waivers and expense reimbursements, and expense ratios of the Portfolios against fees and expense ratios of a peer group. Both the peer group category and the funds within the peer group with respect to the fee and expense ratio comparisons were selected by Lipper Inc. (“Lipper”), which is not affiliated with the Adviser. For each Portfolio, the Investor A Class and Institutional Class were used to represent such Portfolio’s share classes for purposes of the Lipper survey, as Lipper differentiated between retail and institutional funds in selecting peers. The Board was provided with a description of the methodology used by Lipper to determine the peers for each Portfolio.

In addition to Lipper data, the Board also took into account the complexity of the investment management of each Portfolio relative to its peers. The Board was also provided with comparative information about services rendered and fee rates offered to other clients advised by the Adviser, including closed-end investment companies and separate accounts.

Following consideration of this information, the Trustees, including the Independent Trustees, noted that no fees were to be paid pursuant to the Investment Advisory Agreement and concluded this arrangement was fair and reasonable in light of the services provided.

Nature, Extent and Quality of Services. The Trustees, including the Independent Trustees, received information concerning the investment philosophy and investment process to be used by the Adviser in managing the Portfolios, as well as a description of the capabilities, personnel and services of the Adviser. In connection with this, the Trustees considered the Adviser’s in-house research capabilities as well as other resources available to its personnel. The Trustees considered the scope of the services provided by the Adviser to the Portfolios under the Investment Advisory Agreement relative to services typically provided by third parties to other funds. The Trustees noted that the standard of care applicable under the Investment Advisory Agreement was comparable to that found generally in investment company advisory agreements. The Trustees concluded that the scope of the Adviser’s services to be provided to the Portfolios was consistent with the Portfolios’ operational requirements, including, in addition to seeking to meet their investment objectives, compliance with investment restrictions, tax and reporting requirements and related shareholder services and were reasonable in terms of approving the Investment Advisory Agreement.

The Trustees, including the Independent Trustees, also considered the quality of the services provided by the Adviser to the Portfolios. The Trustees evaluated the procedures of the Adviser designed to fulfill its fiduciary duty to the Portfolios with respect to possible conflicts of interest, including its code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Adviser allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Adviser in these matters. The Trustees also noted information received concerning standards of the Adviser with respect to the execution of portfolio transactions. The Board considered the legal and compliance programs of each of the Fund and the Adviser, as well as the integrity of the systems in place to ensure implementation of such programs, and the record Adviser with regard to these matters.

The Trustees, including the Independent Trustees, also considered information relating to the education, experience and number of investment professionals and other personnel who provide services under the Investment Advisory Agreement. The Trustees also took into account the time and attention to be devoted by senior management of the Adviser to the Portfolios. The Trustees also considered the business reputation of the Adviser and its financial resources and concluded that the Adviser would be able to meet any reasonably foreseeable obligation under the Investment Advisory Agreement.

Performance. The Trustees, including the Independent Trustees, received and considered information about the Adviser’s investment performance for the underlying funds in which the Portfolios invest. In addition, the Board reviewed BlackRock’s market outlook and discussed other factors relevant to the performance of the Portfolios.

Economies of Scale. The Trustees, including the Independent Trustees, considered whether there would be economies of scale in respect of the management of the Portfolios. The Board also considered the fee waivers and expense reimbursement arrangements by the Adviser for each of

ANNUAL REPORT	OCTOBER 31, 2007	45

Additional Information (Unaudited) (continued)

the Portfolios. The Board, including the Independent Trustees, determined that no changes were currently necessary to the Portfolios’ fee structure to realize any economies of scale.

Other Benefits to the Adviser. The Trustees, including the Independent Trustees, also took into account other potential benefits to the Adviser, such as the ability to leverage investment professionals that also manage other portfolios, raising the profile of BlackRock in the broker-dealer community, and the engagement of affiliates of the Adviser as service providers to the Portfolios, including for administrative, transfer agency, distribution and custodial services. The Board also noted that the Adviser may use third-party research obtained by soft dollars generated by transactions in certain Portfolios to assist itself in managing all or a number of its other client accounts. The Board, including all of the Independent Trustees, concluded that these ancillary benefits that the Adviser and its affiliates could receive with regard to providing investment advisory and other services to the Portfolios were consistent with those generally available to other mutual fund sponsors.

Profitability. The Trustees, including the Independent Trustees, considered the level of the Adviser’s and its affiliates’ profits in respect of their relationship with each of the Portfolios. This consideration included a broad review of BlackRock’s methodology in allocating its costs to the management of each Portfolio. The Board considered the profits realized by the Adviser and its affiliates in connection with the operation of each Portfolio and whether the amount of profit is a fair profit relative to their relationship with the Portfolio. The Board also considered the Adviser’s profit margins in comparison with available industry data. The Board, including the Independent Trustees, concluded that the Adviser’s profitability with respect to the Portfolios is reasonable relative to the services provided.

No single factor was considered in isolation or to be determinative in the Board’s decision to approve the Investment Advisory Agreement. Rather, the Board, including the Independent Trustees, concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of the Portfolios to approve the Investment Advisory Agreement.

(B) Special Meeting of Shareholders. The shareholders of each Portfolio voted on the following proposal, which was approved at a special shareholders meeting on September 7, 2007 for shareholders of record as of June 25, 2007. This proposal was part of the reorganization of the Fund’s Board of Trustees to take effect on or about November 1, 2007. A description of the proposal and number of shares voted were as follows:

	Prepared Portfolio 2010		Prepared Portfolio 2015
To elect the Fund’s Board of Trustees.	Votes For	Votes Withheld	Votes For	Votes Withheld
James H. Bodurtha	6,000	—	6,000	—
Bruce R. Bond	6,000	—	6,000	—
Donald W. Burton	6,000	—	6,000	—
Richard S. Davis	6,000	—	6,000	—
Stuart E. Eizenstat	6,000	—	6,000	—
Laurence D. Fink	6,000	—	6,000	—
Kenneth A. Froot	6,000	—	6,000	—
Henry Gabbay	6,000	—	6,000	—
Robert M. Hernandez	6,000	—	6,000	—
John F. O’Brien	6,000	—	6,000	—
Roberta Cooper Ramo	6,000	—	6,000	—
Jean Margo Reid	6,000	—	6,000	—
David H. Walsh	6,000	—	6,000	—
Fred G. Weiss	6,000	—	6,000	—
Richard R. West	6,000	—	6,000	—

	Prepared Portfolio 2020		Prepared Portfolio 2025
To elect the Fund’s Board of Trustees.	Votes For	Votes Withheld	Votes For	Votes Withheld
James H. Bodurtha	6,000	—	6,000	—
Bruce R. Bond	6,000	—	6,000	—
Donald W. Burton	6,000	—	6,000	—
Richard S. Davis	6,000	—	6,000	—
Stuart E. Eizenstat	6,000	—	6,000	—
Laurence D. Fink	6,000	—	6,000	—
Kenneth A. Froot	6,000	—	6,000	—
Henry Gabbay	6,000	—	6,000	—
Robert M. Hernandez	6,000	—	6,000	—
John F. O’Brien	6,000	—	6,000	—
Roberta Cooper Ramo	6,000	—	6,000	—
Jean Margo Reid	6,000	—	6,000	—
David H. Walsh	6,000	—	6,000	—
Fred G. Weiss	6,000	—	6,000	—
Richard R. West	6,000	—	6,000	—

	Prepared Portfolio 2030		Prepared Portfolio 2035
To elect the Fund’s Board of Trustees.	Votes For	Votes Withheld	Votes For	Votes Withheld
James H. Bodurtha	6,000	—	6,000	—
Bruce R. Bond	6,000	—	6,000	—
Donald W. Burton	6,000	—	6,000	—
Richard S. Davis	6,000	—	6,000	—
Stuart E. Eizenstat	6,000	—	6,000	—
Laurence D. Fink	6,000	—	6,000	—
Kenneth A. Froot	6,000	—	6,000	—
Henry Gabbay	6,000	—	6,000	—
Robert M. Hernandez	6,000	—	6,000	—
John F. O’Brien	6,000	—	6,000	—
Roberta Cooper Ramo	6,000	—	6,000	—
Jean Margo Reid	6,000	—	6,000	—
David H. Walsh	6,000	—	6,000	—
Fred G. Weiss	6,000	—	6,000	—
Richard R. West	6,000	—	6,000	—

46	ANNUAL REPORT	OCTOBER 31, 2007

Additional Information (Unaudited) (concluded)

	Prepared Portfolio 2040		Prepared Portfolio 2045
To elect the Fund’s Board of Trustees.	Votes For	Votes Withheld	Votes For	Votes Withheld
James H. Bodurtha	6,000	—	6,000	—
Bruce R. Bond	6,000	—	6,000	—
Donald W. Burton	6,000	—	6,000	—
Richard S. Davis	6,000	—	6,000	—
Stuart E. Eizenstat	6,000	—	6,000	—
Laurence D. Fink	6,000	—	6,000	—
Kenneth A. Froot	6,000	—	6,000	—
Henry Gabbay	6,000	—	6,000	—
Robert M. Hernandez	6,000	—	6,000	—
John F. O’Brien	6,000	—	6,000	—
Roberta Cooper Ramo	6,000	—	6,000	—
Jean Margo Reid	6,000	—	6,000	—
David H. Walsh	6,000	—	6,000	—
Fred G. Weiss	6,000	—	6,000	—
Richard R. West	6,000	—	6,000	—

	Prepared Portfolio 2050
To elect the Fund’s Board of Trustees.	Votes For	Votes Withheld
James H. Bodurtha	6,000	—
Bruce R. Bond	6,000	—
Donald W. Burton	6,000	—
Richard S. Davis	6,000	—
Stuart E. Eizenstat	6,000	—
Laurence D. Fink	6,000	—
Kenneth A. Froot	6,000	—
Henry Gabbay	6,000	—
Robert M. Hernandez	6,000	—
John F. O’Brien	6,000	—
Roberta Cooper Ramo	6,000	—
Jean Margo Reid	6,000	—
David H. Walsh	6,000	—
Fred G. Weiss	6,000	—
Richard R. West	6,000	—

ANNUAL REPORT	OCTOBER 31, 2007	47

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BlackRock Funds Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock

1)	Access the BlackRock Web site at http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

ANNUAL REPORT	OCTOBER 31, 2007

BlackRock Funds Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund’s Board of Trustees. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request on our Web site at www.blackrock.com/funds, by calling (800) 441-7762, or on the Web site of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how proxies relating to the Fund’s voting securities were voted (if any) by BlackRock during the most recent 12-month period ended June 30th is available (if any), upon request and without charge on our Web site at www.blackrock.com, by calling (800) 441-7762 or on the Web site of the Commission at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund’s Form N-Q is available on the Commission’s Web site at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Form N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM — 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

Systematic Withdrawal Plan

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple and SEP IRA’s, and 403(b) plans.

ANNUAL REPORT	OCTOBER 31, 2007

BlackRock Funds

Investment Advisor

BlackRock Advisors, LLC

Wilmington, Delaware 19809

Custodian

PFPC Trust Company

Philadelphia, Pennsylvania 19153

Co-Administrator and Transfer Agent

PFPC Inc.

Wilmington, Delaware 19809

Co-Administrator

BlackRock Advisors, LLC

Wilmington, Delaware 19809

Distributor

BlackRock Distributors, Inc.

King of Prussia, Pennsylvania 19406

Counsel

Simpson Thacher & Bartlett LLP

New York, New York 10017

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Costa Mesa, California 92626

ANNUAL REPORT	OCTOBER 31, 2007

[THIS PAGE INTENTIONALLY LEFT BLANK.]

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Aurora Portfolio	BlackRock Global Resources Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio† BlackRock Balanced Capital Fund†	BlackRock Global Science & Technology Opportunities Portfolio	BlackRock Mid Cap Value Opportunities Fund BlackRock Natural Resources Trust
BlackRock Basic Value Fund	BlackRock Global SmallCap Fund	BlackRock Pacific Fund
BlackRock Capital Appreciation Portfolio	BlackRock Healthcare Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Developing Capital Markets Fund	BlackRock Health Sciences Opportunities Portfolio*	BlackRock Small Cap Growth Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock Index Equity Portfolio*	BlackRock Small Cap Growth Fund II
BlackRock EuroFund	BlackRock International Fund	BlackRock Small Cap Index Fund
BlackRock Focus Twenty Fund	BlackRock International Index Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Focus Value Fund	BlackRock International Opportunities Portfolio*	BlackRock Small/Mid-Cap Growth Equity Portfolio
BlackRock Fundamental Growth Fund	BlackRock International Value Fund	BlackRock S&P 500 Index Fund
BlackRock Global Allocation Fund†	BlackRock Large Cap Core Fund	BlackRock Technology Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Financial Services Fund	BlackRock Large Cap Value Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Growth Fund	BlackRock Latin America Fund	BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund	BlackRock Inflation Protected Bond Portfolio	BlackRock Managed Income Portfolio
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Short-Term Bond Fund
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Total Return Fund
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock World Income Fund
BlackRock High Yield Bond Portfolio	BlackRock Low Duration Bond Portfolio

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock Municipal Insured Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Florida Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050

*	See the prospectus for information on specific limitations on investments in the fund.
†	Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling 800-882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

Shares of the Portfolios are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.

LIFECYCLE-10/07-ANN

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –	Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Bruce R. Bond (not reappointed to the Audit Committee, effective November 1, 2007)

Robert M. Hernandez

Dr. Matina Horner (term ended, effective November 1, 2007)

Toby Rosenblatt (term ended, effective November 1, 2007)

David R. Wilmerding, Jr. (term ended, effective November 1, 2007)

Fred G. Weiss (term began, effective November 1, 2007)

Richard R. West (term began, effective November 1, 2007)

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
Prepared Portfolio 2010	$25,000	N/A	$0	N/A	$6,100	N/A	$0	N/A
Prepared Portfolio 2015	$25,000	N/A	$0	N/A	$6,100	N/A	$0	N/A
Prepared Portfolio 2020	$25,000	N/A	$0	N/A	$6,100	N/A	$0	N/A
Prepared Portfolio 2025	$25,000	N/A	$0	N/A	$6,100	N/A	$0	N/A
Prepared Portfolio 2030	$25,000	N/A	$0	N/A	$6,100	N/A	$0	N/A
Prepared Portfolio 2035	$25,000	N/A	$0	N/A	$6,100	N/A	$0	N/A
Prepared Portfolio 2040	$25,000	N/A	$0	N/A	$6,100	N/A	$0	N/A
Prepared Portfolio 2045	$25,000	N/A	$0	N/A	$6,100	N/A	$0	N/A
Prepared Portfolio 2050	$25,000	N/A	$0	N/A	$6,100	N/A	$0	N/A

[1]	The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

[2]	The nature of the services include tax compliance, tax advice and tax planning.

[3]	The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant has polices and procedures (the “Policy”) for the pre-approval by the registrant’s audit committee of Audit, Audit-Related, Tax and Other Services (as each is defined in the Policy) provided by the Fund’s independent auditor (the “Independent Auditor”) to the registrant and other “Covered Entities” (as defined below). The term of any such pre-approval is 12 months from the date of pre-approval, unless the audit committee specifically provides for a different period. The amount of any such pre-approval is set forth in the appendices to the Policy (the “Service Pre-Approval Documents”). At its first meeting of each calendar year, the audit committee will review and re-approve the Policy and approve or re-approve the Service Pre-Approval Documents for that year, together with any changes deemed necessary or desirable by the audit committee. The audit committee may, from time to time, modify the nature of the services pre-approved, the aggregate level of fees pre-approved or both.

For the purposes of the Policy, “Covered Services” means (A) all engagements for audit and non-audit services to be provided by the Independent Auditor to the Fund and (B) all engagements for non-audit services related directly to the operations and financial reporting or the Fund to be provided by the Independent Auditor to any Covered Entity, “Covered Entities” means (1) the Advisor or (2) any entity controlling, controlled by or under common control with the Advisor that provides ongoing services to the Fund.

In the intervals between the scheduled meetings of the audit committee, the audit committee delegates pre-approval authority under this Policy to the Chairman of the audit committee (the “Chairman”). The Chairman shall report any pre-approval decisions under this Policy to the audit committee at its next scheduled meeting. At each scheduled meeting, the audit committee will review with the Independent Auditor the Covered Services pre-approved by the Chairman pursuant to delegated authority, if any, and the fees related thereto. Based on these reviews, the audit committee can modify, at its discretion, the pre-approval originally granted by the Chairman pursuant to delegated authority. This modification can be to the nature of services pre-approved, the aggregate level of fees approved, or both. Pre-approval of Covered Services by the Chairman pursuant to delegated authority is expected to be the exception rather than the rule and the audit committee may modify or withdraw this delegated authority at any time the audit committee determines that it is appropriate to do so.

Fee levels for all Covered Services to be provided by the Independent Auditor and pre-approved under this Policy will be established annually by the audit committee and set forth in the Service Pre-Approval Documents. Any increase in pre-approved fee levels will require specific pre-approval by the audit committee (or the Chairman pursuant to delegated authority).

The terms and fees of the annual Audit services engagement for the Fund are subject to the specific pre-approval of the audit committee. The audit committee (or the Chairman pursuant to delegated authority) will approve, if necessary, any changes in terms, conditions or fees resulting from changes in audit scope, Fund structure or other matters.

In addition to the annual Audit services engagement specifically approved by the audit committee, any other Audit services for the Fund not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the audit committee (or the Chairman pursuant to delegated authority).

Audit-Related services are assurance and related services that are not required for the audit, but are reasonably related to the performance of the audit or review of the financial statements of the registrant and, to the extent they are Covered Services, the other Covered Entities (as defined in the Joint Audit Committee Charter) or that are traditionally performed by the Independent Auditor. Audit-Related services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the audit committee (or the Chairman pursuant to delegated authority).

The audit committee believes that the Independent Auditor can provide Tax services to the Covered Entities such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the audit committee will not permit the retention of the Independent Auditor in connection with a transaction initially recommended by the Independent Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. Tax services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the audit committee (or the Chairman pursuant to delegated authority).

All other services that are covered and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the audit committee (or the Chairman pursuant to delegated authority).

Requests or applications to provide Covered Services that require approval by the audit committee (or the Chairman pursuant to delegated authority) must be submitted to the audit committee or the Chairman, as the case may be, by both the Independent Auditor and the Chief Financial Officer of the respective Covered Entity, and must include a joint statement as to whether, in their view, (a) the request or application is consistent with the rules of the Securities and Exchange Commission (“SEC”) on auditor independence and (b) the requested service is or is not a non-audit service prohibited by the SEC. A request or application submitted to the Chairman between scheduled meetings of the audit committee should include a discussion as to why approval is being sought prior to the next regularly scheduled meeting of the audit committee.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

Note: the following table does not include the aggregate non-audit fees of each Series, as presented above in Item 4(b) through Item 4(d).

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Funds II	$284,500	N/A

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $284,500, 0%

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Schedule of Investments – The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ Donald C. Burke
Donald C. Burke,
Chief Executive Officer of BlackRock Funds II

Date: December 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke,
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: December 19, 2007

By:	/s/ Neal J. Andrews
Neal J. Andrews,
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: December 19, 2007